File No. 33-39088

AS FILED APRIL 20, 2000


                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No. |_|
                        Post-Effective Amendment No. |_|
                        (Check appropriate box or boxes)

                            FRANKLIN STRATEGIC SERIES
               (Exact Name of Registrant as Specified in Charter)

                                 (650) 312-2000
                        (Area Code and Telephone Number)

                            777 MARINERS ISLAND BLVD.
                            SAN MATEO, CA 94404-7777
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                             MURRAY SIMPSON, ESQUIRE
                            777 MARINERS ISLAND BLVD.
                            SAN MATEO, CA 94404-7777
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                           DEBORAH R. GATZEK, ESQUIRE
                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                          1840 GATEWAY DRIVE, 2ND FLOOR
                               SAN MATEO, CA 94404

            Approximate Date of Proposed Public Offering: AS SOON AS
         PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED.



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON MAY 20, 2000, PURSUANT TO RULE 488.

TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, PAR VALUE $.01 PER SHARE, OF FRANKLIN CALIFORNIA GROWTH FUND - CLASS A. NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.


[LOGO]
FRANKLIN(R)TEMPLETON(R)


                           FRANKLIN MIDCAP GROWTH FUND

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a special shareholders' meeting scheduled for July 19, 2000 at 1:00 p.m. Pacific time. They discuss the proposals to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page [] of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSALS IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).

                          TELEPHONE AND INTERNET VOTING

FOR YOUR CONVENIENCE, YOU MAY BE ABLE TO VOTE BY TELEPHONE OR THROUGH THE INTERNET, 24 HOURS A DAY. IF YOUR ACCOUNT IS ELIGIBLE, A CONTROL NUMBER AND SEPARATE INSTRUCTIONS ARE ENCLOSED.






                     This page intentionally left blank.






Dear Shareholder:


     Enclosed is a Notice of Meeting for a Special Shareholders' Meeting of Franklin MidCap Growth Fund ("MidCap Growth Fund"). The Meeting is scheduled for July 19, 2000 at 1:00 p.m. Pacific time at the offices of Fund at 777 Mariners Island Boulevard, San Mateo, California 94404-7777. The accompanying materials describe an important proposal which may affect the future of your Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND

                         RETURN THE ENCLOSED PROXY CARD

     This meeting is very important to the Fund's future. The Trustees of your Fund unanimously recommend that you consider and approve a Plan of Reorganization that would result in your shares of MidCap Growth Fund being exchanged for those of a fund called Franklin California Growth Fund ("California Growth Fund"). If the shareholders of MidCap Growth Fund approve the proposal, you will receive shares of California Growth Fund equal in value to your investment in MidCap Growth Fund. You will no longer be a shareholder of MidCap Growth Fund, and you will instead be a shareholder of California Growth Fund. The MidCap Fund will no longer exist after the reorganization is completed.

     The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

     The Trustees recommend this transaction because the projected growth in assets of MidCap Growth Fund was not sufficient to provide competitive performance and high quality service to shareholders over the long term. MidCap Growth Fund and California Growth Fund are both managed by Franklin Advisers, Inc. ("Advisers"). California Growth Fund has investment goals and investment policies that are similar to those of MidCap Growth Fund, and is a larger fund that may be better able to obtain cost savings for shareholders.

     Please take the time to review this document and vote now. THE TRUSTEES OF THE FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

           [_] To ensure that your vote is counted, indicate your position on the enclosed proxy card.

           [_]   Sign and return your card promptly.

           [_]   You may also vote by telephone or over the Internet.

           [_] If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

     Thank you for your attention to this matter.

                                       Sincerely,


                                       Rupert H. Johnson, Jr.
                                       President



                           FRANKLIN MIDCAP GROWTH FUND
                          777 MARINERS ISLAND BOULEVARD
                        SAN MATEO, CALIFORNIA 94404-7777

                     NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                           TO BE HELD ON JULY 19, 2000

To the Shareholders of Franklin MidCap Growth Fund:

     NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting of Franklin MidCap Growth Fund ("MidCap Growth Fund") will be held at the offices of MidCap Growth Fund, 777 Mariners Island Boulevard, San Mateo, California 94404-7777 on July 19, 2000 at 1:00 p.m. Pacific time. The Meeting is being called for the following purpose:

     1. To approve or disapprove a Plan of Reorganization of Franklin Strategic Series (the "Trust") on behalf of two of its series, MidCap Growth Fund and California Growth Fund that provides for the acquisition of substantially all of the assets of MidCap Growth Fund in exchange for Class A shares of California Growth Fund, the distribution of such shares to the shareholders of MidCap Growth Fund, and the liquidation and dissolution of MidCap Growth Fund.

     In addition, shareholders will be asked to grant the proxyholders the authority to vote upon any other business which may legally come before the Meeting or any adjournment thereof.

     The Plan of Reorganization in the attached Prospectus/Proxy Statement describes this transaction more completely. A copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

     Shareholders of record as of the close of business on April 26, 2000 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                                    By Order of the Board of Trustees,



                                    Deborah R. Gatzek
                                    Secretary


May 26, 2000

     THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED.


                         PROSPECTUS AND PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                              TABLE OF CONTENTS

                                                                          PAGE
COVER PAGE............................................................... Cover
SUMMARY..................................................................
      What proposal am I voting on?......................................
      How will the shareholder voting be handled?........................
COMPARISONS OF SOME IMPORTANT FEATURES...................................
      How do the investment goals and policies of the Funds compare?.....
      What are the risks of an investment in the Funds?..................
      Who manages the Funds?.............................................
      What are the fees and expenses of each Fund and what might they be after the Transaction?.......................................
      Where can I find more financial information about the Funds?.......
      What are other key features of the Funds?..........................
REASONS FOR THE TRANSACTION..............................................
INFORMATION ABOUT THE TRANSACTION........................................
      How will the Transaction be carried out?...........................
      Who will pay the expenses of the Transaction?......................
      What are the tax consequences of the Transaction?..................
      What should I know about the shares of California Growth Fund......
      What are the capitalizations of the Funds and what might
            the capitalization be after the Transaction?.................
COMPARISON OF INVESTMENT GOALS AND POLICIES..............................
      Are there any significant differences between the investment goals and strategies of the Funds?..........................
      How do the fundamental investment restrictions of the Funds differ?.....................................................
      What are the risk factors associated with investments in the
            Funds?......................................................
VOTING INFORMATION.......................................................
      How many votes are necessary to approve the Plan?..................
      How do I ensure my vote is accurately recorded?....................
      Can I revoke my proxy?.............................................
      What other matters will be voted upon at the Meeting?..............
      Who is entitled to vote?...........................................
      What other solicitations will be made?.............................
      Are there dissenters' rights?......................................
INFORMATION ABOUT CALIFORNIA GROWTH FUND.................................
INFORMATION ABOUT MIDCAP GROWTH FUND.....................................



                                                                          PAGE
PRINCIPAL HOLDERS OF SHARES..............................................
GLOSSARY - USEFUL TERMS AND DEFINITIONS..................................
EXHIBITS TO PROSPECTUS AND PROXY STATEMENT
      EXHIBIT A - PLAN OF REORGANIZATION.................................  A-1
      EXHIBIT B - PROSPECTUS OF FRANKLIN CALIFORNIA GROWTH FUND -
            CLASS A, B & C DATED SEPTEMBER 1, 1999, AS AMENDED MAY 1, 2000 (ENCLOSED)
      EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF FRANKLIN CALIFORNIA GROWTH
            FUND AND MIDCAP GROWTH FUND DATED APRIL 30, 1999 (ENCLOSED)



                         PROSPECTUS AND PROXY STATEMENT

                              DATED MAY [__], 2000
                          ACQUISITION OF THE ASSETS OF
                           FRANKLIN MIDCAP GROWTH FUND

                    BY AND IN EXCHANGE FOR CLASS A SHARES OF
                         FRANKLIN CALIFORNIA GROWTH FUND

     This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of Franklin MidCap Growth Fund ("MidCap Growth Fund"), a series of Franklin Strategic Series ("Trust") to approve or disapprove a Plan of Reorganization (the "Plan"). If shareholders of MidCap Growth Fund vote to approve the Plan, the net assets of MidCap Growth Fund will be acquired by and in exchange for shares of Franklin California Growth Fund ("California Growth Fund"), also a series of the Trust.

     The Meeting will be held at the principal offices of MidCap Growth Fund, which are located at 777 Mariners Island Boulevard, San Mateo, California 94404-7777 on July 19, 2000 at 1:00 Pacific time. The Board of Trustees of the Trust, on behalf of MidCap Growth Fund is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about May 26, 2000.

     If MidCap Growth Fund shareholders vote to approve the Plan, you will receive Class A shares of California Growth Fund equal in value to your investment in shares of MidCap Growth Fund. MidCap Growth Fund will then be liquidated and dissolved.

     The investment goals of California Growth Fund and MidCap Growth Fund (individually, a "Fund" and collectively, the "Funds") are similar, but not identical. California Growth Fund's investment goal is capital appreciation. MidCap Growth Fund's principal investment goal is long-term capital appreciation, which may mean California Growth Fund will seek to achieve capital appreciation without reference to any time horizon. More significant differences between the Funds are that (1) California Growth Fund is a non-diversified fund, which means it may invest a greater portion of its assets in the securities of one issuer and, therefore, a smaller number of individual issuers, than a diversified fund such as MidCap Growth Fund, and (2) California Growth Fund focuses its investments on issuers in California, while MidCap Growth Fund may seek opportunities in all states.

     This Prospectus/Proxy Statement gives the information about the proposed reorganization and Class A shares of California Growth Fund that you should know before investing. You should retain it for future reference. Additional information about California Growth Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

[_] The Prospectus of California Growth Fund - Class A, B & C dated September 1, 1999, as amended May 1, 2000 (the "California Growth Fund Prospectus"), is attached to and considered a part of this Prospectus/Proxy Statement.

[_] The Annual Report to Shareholders of the Trust dated April 30, 1999, which contains financial and performance information for California Growth Fund and MidCap Growth Fund, is attached to and considered a part of this Prospectus/Proxy Statement.

[_] A Statement of Additional Information dated September 1, 1999, as amended January 1, 2000, and as supplemented February 16, 2000, relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

     You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to either Fund at 777 Mariners Island Boulevard, San Mateo, CA 94403-7777.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



                                     SUMMARY

     This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), the California Growth Fund Prospectus (attached as Exhibit B) and the Annual Report to Shareholders of the Trust (attached as Exhibit C).

WHAT PROPOSAL AM I VOTING ON?

     At a meeting held on February 14, 2000, the Board of Trustees of the Trust on behalf of MidCap Growth Fund approved the Plan and determined to recommend that shareholders of MidCap Growth Fund vote to approve the Plan. If shareholders of MidCap Growth Fund vote to approve the Plan, it will result in the transfer of the net assets of MidCap Growth Fund to California Growth Fund, in exchange for an equal value of shares of California Growth Fund. The shares of California Growth Fund will then be distributed to MidCap Growth Fund shareholders and MidCap Growth Fund will be liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of MidCap Growth Fund and will become a shareholder of California Growth Fund. This exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

     This means that your shares of MidCap Growth Fund will be exchanged for an equal value of shares of California Growth Fund. You will receive Class A shares of California Growth Fund equal in value to your investment in shares of MidCap Growth Fund.

     California Growth Fund is a mutual fund in the Franklin Templeton Group of Funds. It is managed by Advisers. It has an investment goal and policies that are similar, but not identical, to those of MidCap Growth Fund. For the reasons set forth in the "Reasons for the Transaction" section, the Board of Trustees of the Trust on behalf of MidCap Growth Fund has determined that the Transaction is in the best interests of the shareholders of MidCap Growth Fund. The Boards of Trustees of the Trust also concluded that no dilution in value would result to the shareholders of MidCap Growth Fund or California Growth Fund, as a result of the Transaction.

                    THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                     VOTE TO APPROVE THE AGREEMENT AND PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

     Shareholders who own shares of MidCap Growth Fund at the close of business on April 26, 2000 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a majority of the shares of MidCap Growth Fund outstanding and entitled to vote must be voted in favor of the Plan.

     Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, your votes will be officially cast at the Meeting by the persons appointed as proxies.

     You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

     The principal differences in investment strategies and the policies of the Funds are the extent to which their portfolios are diversified, the extent to which their investments are focused on companies with operations in California, and the size of the companies in which the Funds invest.

     The principal investment goal of the Funds is very similar. MidCap Growth Funds' primary investment goal is long term capital appreciation. California Growth Fund's primary investment goal is capital appreciation. Thus, California Growth Fund's emphasis on capital appreciation is unrelated to a particular time horizon.

     MidCap Growth Fund, unlike California Growth Fund, is a diversified fund. As a diversified fund, MidCap Growth Fund is required to spread its investments among more issues.

     Under normal market conditions, California Growth Fund invests at least 65% of its total assets in the securities of companies headquartered or conducting a majority of their operations in the State of California. California Growth Fund may invest up to 35% of its total assets in securities of issuers headquartered or conducting a majority of their operations outside of the State of California, including outside the U.S. MidCap Growth Fund has no specific focus on investing in companies located in a geographic region and it may also invest a portion of its assets outside the U.S.

     Under normal market conditions, MidCap Growth Fund invests primarily in the equity securities of companies of medium market capitalization growth companies (i.e., those companies that have a market capitalization range between $1 billion and $8 billion). California Growth Fund may invest a significant portion of its assets in smaller capitalization companies, those with market capitalizations under $1.5 billion.

     For more information about the investment goals and policies of the Funds, please see the section "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

     Investments in California Growth Fund and MidCap Growth Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in either Fund, nor that either Fund will achieve its investment goals. Both Funds are subject to the risks posed by investing in stocks. California Growth Fund is a non-diversified fund, which means it may invest a greater portion of its assets in the securities of one issuer and, therefore, a smaller number of individual issuers than a diversified fund. Therefore, California Growth Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities.

     Also, California Growth Fund invests a greater portion of its assets in securities of companies headquartered or conducting a majority of their operations in the State of California, so that the performance of California Growth Fund will likely be dependent on economic, political and other conditions within California.

     California Growth Fund seeks to invest in small and medium capitalization companies, while MidCap Growth Fund seeks to invest primarily in medium capitalization companies. Thus, California Growth Fund may place greater emphasis upon investments in small cap companies which may be relatively new or unseasoned companies. California Growth Fund's investments in the securities of new or unseasoned companies may present greater risks than securities of larger capitalization companies which may be more established companies in which MidCap Growth Fund may invest.

     For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

     The management of the business and affairs of each Fund is the responsibility of the Board of Trustees of the Trust, as California Growth Fund and MidCap Growth Fund are both series of the Trust. Both Funds are open-end, registered management investment companies, commonly referred to as "mutual funds." The Trust was organized as a Delaware business trust on January 25, 1991 and is registered with the SEC.

     Advisers manages the assets and makes the investment decisions for both Funds. Advisers is a wholly-owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Advisers and their affiliates serve as investment manager or administrator to 53 registered investment companies, with approximately 155 U.S.-based funds or series. They have over $229 billion in combined assets under management for more than 5 million U.S.-based mutual fund shareholders and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

     The team responsible for the day-to-day management of California Growth Fund's portfolio is:

     CONRAD B. HERRMANN CFA, SENIOR VICE PRESIDENT OF ADVISERS. Mr. Herrmann has been a manager of the California Growth Fund since 1993. He joined the Franklin Templeton Group in 1989.

     CANYON A. CHAN CFA, VICE PRESIDENT OF ADVISERS. Mr. Chan has been a manager of the California Growth Fund since 1999. He joined the Franklin Templeton Group in 1991.

     California Growth Fund has a management agreement with Advisers under which Advisers is to receive a management fee equal to an annual rate of 0.625 of 1% of the value of its average daily net assets up to and including $100 million;
0.50 of 1% of the value of its average daily net assets over $100 million up to and including $250 million; 0.45 of 1% of the value of its average daily net assets over $250 million up to and including $10 billion; 0.44 of 1% of the value of its average daily net assets over $10 billion up to and including $12.5 billion; 0.42 of 1% of the value of its average daily net assets over $12.5 billion up to and including $15 billion; and 0.40 of 1% of the value of its average daily net assets in excess of $15 billion. Each class of California Growth Fund pays its proportionate share of the management fee.

     MidCap Growth Fund has a management agreement with Advisers under which Advisers receives a management fee equal to an annual rate of 0.65 of 1% of the value of its average daily net assets.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

                                  FEE TABLE FOR
                  MIDCAP GROWTH FUND AND CALIFORNIA GROWTH FUND

                                            ACTUAL+             PROJECTED++
                                  --------------------------    ------------
                                                                 California
                                   MidCap Growth  California    Growth Fund -
                                      Fund -      Growth Fund -    Class A
                                     CLASS A        CLASS A    After Transaction
                                     -------        -------

SHAREHOLDER TRANSACTION EXPENSES*
---------------------------------

   Maximum Sales Charge (as a
    percentage of Offering Price)...   5.75%         5.75%          5.75%
    Paid at time of purchase 1......   5.75%         5.75%          5.75%
    Paid at time of redemption 2....   None          None           None
   Exchange Fee (per transaction) 3.   $5.00         None           None


ANNUAL FUND OPERATING EXPENSES
------------------------------
(as percentage of average net assets)
    Management Fees.............       0.65%         0.48%          0.44%
    Distribution and service
    (12b-1) Fees................       0.26%         0.25%          0.25%
    Other Expenses..............       0.33%         0.27%          0.20%
                                       -----         -----          -----
    Total Annual Fund Operating
    Expenses....................       1.24%         1.00%          0.89%
                                       =====         =====          =====

+ Information provided for MidCap Growth Fund and California Growth Fund shares is provided for the fiscal year ended April 30, 1999.

++ Projected expenses based on current and anticipated California Growth Fund expenses.

* If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

1. There is no front-end sales charge if you invest $1 million or more in Class A shares of the California Growth Fund or shares of MidCap Growth Fund. Please see "Your Account - Choosing a Share Class" in the Prospectus of California Growth Fund ("California Growth Fund Prospectus").

2. A Contingent Deferred Sales Charge ("CDSC") of 1% may apply to Class A purchases of $1 million or more with respect to each of the Funds if you sell the shares within one year. See "Your Account - Contingent Deferred Sales Charge" in the California Growth Fund Prospectus for details.

3. There is a $5 fee charged by MidCap Growth Fund for each exchange by a Market Timer. California Growth Fund does not accept funds from Market Timers. We process all other exchanges without a fee.

EXAMPLE

     Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in a Fund.

CLASS A                              1 YEAR*   3 YEARS    5 YEARS   10 YEARS
-------                              ------    -------    -------   --------
MidCap Growth Fund                    $694       $946     $1,217     $1,989
California Growth Fund                $671       $875     $1,096     $1,729
Projected California Growth Fund
(after Transaction)                   $661       $843     $1,040     $1,608

* Assumes a CDSC will not apply.

     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE shown. Each Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

     For the California Growth Fund, per share income information for the past five fiscal years (and the most recent six month semiannual period) for Class A is shown below under the heading "Financial Highlights." Also the current Annual Report to Shareholders of the Trust, which is attached, contains more financial information about California Growth Fund and MidCap Growth Fund as well as discussions of California Growth Fund's and MidCap Growth Fund's performance during the fiscal year ended April 30, 1999 and the six month period ended October 31, 1999.

                              FINANCIAL HIGHLIGHTS
                        CALIFORNIA GROWTH FUND - CLASS A

                       SIX MONTHS
                          ENDED
                       OCTOBER 31,
                           1999               YEAR ENDED APRIL 30,
--------------------------------------------------------------------------------
                        (UNAUDITED) 1    1999    1998    1997    1996    1995
                       ---------------------------------------------------------
PER SHARE DATA ($)

Net asset value,
 beginning of year        25.82         24.97    19.35   18.26   14.03   12.05
                       ---------------------------------------------------------
 Net investment income      .01           .10      .14     .13     .20     .16
 Net realized and
  unrealized gains         8.25          1.42     6.48    1.51    6.03    3.04
                       ---------------------------------------------------------
Total from investment
 operations                8.26          1.52     6.62    1.64    6.23    3.20
                       ---------------------------------------------------------
 Distributions from
  net investment income    (.06)         (.14)    (.14)   (.12)   (.23)   (.12)
 Distributions in
  excess of net
  investment income        (.02)            -        -       -       -       -
 Distributions from
  net realized gains          -          (.53)    (.86)   (.43)  (1.77)  (1.10)
                       ---------------------------------------------------------
Total distributions        (.08)         (.67)   (1.00)   (.55)  (2.00)  (1.22)
                       ---------------------------------------------------------
Net asset value, end
 of year                  34.00         25.82    24.97   19.35   18.26   14.03
                       =========================================================
Total return (%) 2        32.10          6.39    34.98    8.94   47.42   29.09

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 year ($ x 1,000)        1,063,395    780,598   721,254  282,898  81,175  13,844
Ratios to average net
 assets: (%)
  Expenses                  .96 3      1.00        .99    1.08     .71     .25
 Expenses excluding
  waiver and payments by
  affiliate                 .96 3      1.00        .99    1.08    1.09    1.27
 Net investment income      .04 3       .41        .67     .84    1.42    1.63
Portfolio turnover
 rate (%)                 38.20       52.76      48.52   44.81   61.82   79.52

1. Based on average shares outstanding
2. Total return does not include sales charges, and is not annualized.
3. Annualized.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

THE FUNDS USE THE SAME SERVICE PROVIDERS FOR THE FOLLOWING SERVICES:

     TRANSFER AGENCY AND CUSTODY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for the funds.

     Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as the custodian of the securities and other assets of both Funds.

     ADMINISTRATIVE  SERVICES.   FT  Services,  a  wholly-owned  subsidiary  of
Resources, provides certain administrative facilities and services to California Growth Fund and MidCap Growth Fund under the same terms and conditions.

     DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions for both Funds.

     DISTRIBUTION AND SERVICE (12B-1) FEES. Both Funds have distribution or "Rule 12b-1" plans Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

     MidCap Growth Fund under its Class A plan may pay up to 0.35% per year of Class A's average daily net assets while payments by California Growth Fund under its plan are limited to 0.25% per year of Class A's average daily net assets.

     For more information regarding California Growth Fund's Rule 12b-1 plans, please see "The Underwriter - Distribution and Service (12b-1) fees" in the current SAI for both funds dated September 1, 2000, as supplemented February 16, 2000 ("Combined SAI").

     PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of California Growth Fund and of shares of MidCap Growth Fund is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more. Each Fund generally requires a minimum initial investment of $1,000 and subsequent investments of at least $50.

     You may sell (redeem) your shares at any time. Shares of each Fund also may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

     Shares of each Fund may be redeemed at their respective Net Asset Value per share. However, redemptions of Class A shares of California Growth Fund which were purchased in amounts of $1,000,000 or more generally are subject to a CDSC. There is also a 1% CDSC on any Class A shares of California Growth Fund and shares of MidCap Growth Fund you sell within 12 months of purchase. California Growth Fund shares acquired by MidCap Growth Fund shareholders as a result of this Transaction are subject to a CDSC to the same extent that MidCap Growth Fund shares were subject to a CDSC.

     Additional information and specific instructions explaining how to buy, sell, and exchange shares of California Growth Fund are outlined in the California Growth Fund Prospectus under the heading "Your Account." The accompanying California Growth Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for both Funds.

     DIVIDENDS AND DISTRIBUTIONS. Each Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of these distributions will vary and there is no guarantee the Funds will pay dividends.

      For more information about the tax implications of investments in the California Growth Funds, see the attached California Growth Fund Prospectus under the heading "Distributions and Taxes."

                           REASONS FOR THE TRANSACTION

     The Board of Trustees on behalf of MidCap Growth Fund has recommended the Transaction in order to combine MidCap Growth Fund with a larger fund that has similar goals and investment policies. A larger fund may be expected to have a lower expense ratio because certain costs may be spread over a larger asset base. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agency fees, would be largely unaffected by the Transaction.

     The Plan was presented to the Board of Trustees of MidCap Growth Fund at a meeting held on February 14, 2000. At the meeting, the Board of Trustees reviewed the potential benefits and costs to shareholders of MidCap Growth Fund; the expense ratios of California Growth Fund and MidCap Growth Fund; the comparative investment performance of California Growth Fund and MidCap Growth Fund; the compatibility of the investment goals, policies, restrictions and investments of MidCap Growth Fund with those of California Growth Fund; and the tax consequences of the Transaction. During the course of its deliberations, the Board of Trustees noted that the expenses of the Transaction will be shared one-quarter by MidCap Growth Fund, one-quarter by California Growth Fund, and one-half by Advisers.

     The Board of Trustees including a majority of the trustees who are not interested persons of either Fund, concluded that the Transaction is in the best interests of the shareholders of MidCap Growth Fund and that no dilution of value would result to the shareholders of MidCap Growth Fund from the Transaction, approved the Plan and recommended that shareholders of MidCap Growth Fund vote to approve the Transaction.

             FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES
               UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

     If shareholders of MidCap Growth Fund do not approve the Plan, the Board of Trustees will consider other possible courses of action for MidCap Growth Fund, including liquidation and dissolution.

                        INFORMATION ABOUT THE TRANSACTION

     This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

     If the shareholders of MidCap Growth Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the Trust on behalf of MidCap Growth Fund and California Growth Fund, including the preparation of certain documents. The Trust will determine a specific date for the actual Transaction to take place. This is called the closing date. If the shareholders of MidCap Growth Fund do not approve the Plan, the Transaction will not take place.

     If shareholders of MidCap Growth Fund approve the Plan at the Meeting, shares of MidCap Growth Fund will no longer be offered for sale, except for the reinvestment of dividend and capital gain distributions. Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions.

     If the shareholders of MidCap Growth Fund approve the Plan, MidCap Growth Fund will deliver to California Growth Fund substantially all of its assets on the closing date. In exchange, Shareholders of MidCap Growth Fund will receive Class A shares of California Growth Fund that have a value equal to the dollar value of the assets delivered to MidCap Growth Fund. The stock transfer books of MidCap Growth Fund will be permanently closed as of 1:00 p.m. Pacific time on the closing date. MidCap Growth Fund will only accept requests for redemption received in proper form before 1:00 p.m. Pacific time on the closing date. Requests received after that time will be considered requests to redeem shares of California Growth Fund.

     To the extent permitted by law, the Funds may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of MidCap Growth Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

     The expenses resulting from the Transaction will be paid one-quarter by MidCap Growth Fund, one-quarter by California Growth Fund, and one-half by Advisers, the investment manager for both Funds.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from the Trust, on behalf of the Funds, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Funds, that shareholders of MidCap Growth Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of MidCap Growth Fund for shares of California Growth Fund and that neither California Growth Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of MidCap Growth Fund.

     You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF CALIFORNIA GROWTH FUND?

     Class A shares of California Growth Fund will be distributed to shareholders of the MidCap Growth Fund's shares and will have the same legal characteristics as the shares of MidCap Growth Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Former shareholders of MidCap Growth Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of California Growth Fund until MidCap Growth Fund certificates have been returned.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

     The following table sets forth, as of February 29, 2000, the capitalization of Class A shares of MidCap Growth Fund (the only class of MidCap Growth Fund outstanding) and the Class A shares of California Growth Fund. The table also shows the projected capitalization of California Growth Fund Class A shares as adjusted to give effect to the proposed Transaction. The capitalization of California Growth Fund and its classes is likely to be different when the Transaction is consummated.

                                                                   California
                                                                  Growth Fund
                                        MidCap                    - Projected
                                       Growth        California      after
                                        Fund        Growth Fund   Transaction
                                      (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                      -----------   -----------   -----------

       Net assets (all classes)               $82        $2,734        $2,816
       (millions)....................

       Total shares outstanding (all
       classes)......................   2,916,546   45,952,245 1  47,319,902 1


       Class A net assets (millions).         $82        $2,221        $2,303

       Class A shares outstanding....   2,916,546    37,259,838    38,627,495

       Class A net asset value per
       share.........................      $27.95        $59.61        $59.61


1. California Growth Fund offers two additional classes of shares, Class B and Class C.


                   COMPARISON OF INVESTMENT GOALS AND POLICIES

     This section describes the key differences between the investment policies of MidCap Growth Fund and California Growth Fund, and certain noteworthy differences between the investment goals and policies of the two Funds. For a complete description of California Growth Fund's investment policies and risks, you should read the California Growth Fund Prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit B.

ARE  THERE  ANY  SIGNIFICANT   DIFFERENCES  BETWEEN  THE  INVESTMENT  GOALS  AND
STRATEGIES OF THE FUNDS?

     There are several important differences between the Funds.

     Unlike California Growth Fund, MidCap Growth Fund is a "diversified" fund under the 1940 Act. As a diversified fund, 75% of MidCap Growth Fund's total assets may not be invested in more than 5% of a single issuer's securities or be used to purchase 10% or more of the outstanding securities of a single issuer. MidCap Growth Fund is not prohibited from investing the remaining 25% of its assets in the securities of a single issuer.

     Although California Growth Fund may invest a greater portion of its assets in the securities of one issuer than a diversified fund, it does intend to meet the diversification requirements of the Internal Revenue Code.

     As a non-diversified fund, California Growth Fund may invest a greater portion of its assets in the securities of one issuer and, therefore, a smaller number of individual issuers than a diversified fund. Economic, business, political or other changes can affect all securities of a similar type. Because it is a non-diversified fund, California Growth Fund may be more sensitive to these changes.

     Under normal market conditions, the California Growth Fund invests at least 65% of its assets in equity and debt securities of companies headquartered or conducting a majority of their operations in the state of California. The MidCap Growth Fund does not focus its investments in companies in any single state or region.

     While the MidCap Growth Fund expects to invest a significant portion of its assets in medium-sized companies with a market capitalization of $1 billion and $8 billion, the California Growth Fund expects to invest a significant portion of its assets in small capitalization companies - those whose market capitalization is below $1.5 billion - in addition to medium capitalization companies.

     Although the principal investment goal of MidCap Growth Fund is long-term capital appreciation, and that of California Growth Fund is capital appreciation, there is minimal practical difference between the two. The Funds' investment goals are fundamental.

     There  are  other  differences   between  the  Funds  that  are  of  lesser
significance.

     For example, California Growth Fund may, although it does not have any current intent to do so, invest a greater portion of its assets in debt securities than does MidCap Growth Fund. While neither of the Funds has any limitation on the percentage of its total assets invested in foreign securities, the MidCap Growth Fund intends to limit its investments in foreign securities to no more than 5% of its total assets.

     California Growth Fund may not loan more than 10% of the value of its total assets, whereas MidCap Growth Fund may not loan more than 20% of the value of its total assets.

     The California Growth Fund may invest in securities of companies operating in the real estate industry, including real estate investment trusts (REITs). The California Growth Fund currently intends to limit these investments to no more than 10% of total assets. MidCap Growth Fund may also invest in REITs, but has no specific limit to any investment it may make in REITs.

     Both Funds may lend their portfolio securities to qualified banks or broker dealers. Such loans may not exceed 20%, in the case of MidCap Growth Fund, and 10%, in the case of California Growth Fund, of the value of each fund's total assets measured at the time of the most recent loan.

     As a fundamental policy, California Growth Fund may not invest more than 10% of its total assets in securities with a limited trading market. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. MidCap Growth Fund has no restriction on the percentage of assets which may be invested in illiquid securities.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

     As described below, the Funds have adopted similar restrictions as fundamental policies, which may not be changed without the approval of a Majority Vote. California Growth Fund is not prohibited from purchasing shares of money market funds managed by Advisers or its affiliates to the extent permitted by exemption granted under the 1940 Act. MidCap Growth Fund may not purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the MidCap Growth Fund may be invested in another registered company having the same objective and policies as MidCap Growth Fund.

     MidCap Growth Fund may participate in an interfund lending program with other Franklin Templeton Funds to the extent permitted under the 1940 Act. California Growth Fund does not yet have this authority.

     California Growth Fund may not invest more than 10% of the value of its total assets in securities with legal or contractual restrictions on resale (although the Fund may invest in such securities to the extent permitted under the federal securities laws) or which are not readily marketable, or which have a record of less than three years continuous operation, including the operations of any predecessor companies, if more than 5% of California Growth Fund's total assets would be invested in such companies. MidCap Growth Fund has no limitations on its investment in such securities.

     Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote").

     California Growth Fund may not invest in excess of 5% of its total assets in options unrelated to its transaction in futures. Although MidCap Growth Fund has no stated policy in this regard, MidCap Growth Fund has a non-fundamental policy that it may not invest in excess of 5% of its net assets, valued at the lower of cost or market, in warrants. In addition, no more than 2% of MidCap Growth Fund's net assets may be invested in warrants not listed on either the New York Stock Exchange or American Stock Exchange.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

     Like all investments, an investment in both Funds involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills. The risks of the funds are basically the same as those of other investments in real estate securities.

     STOCK RISK.

     While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or securities markets as a whole.

     MEDIUM AND SMALLER COMPANIES RISK. California Growth Fund invests a substantial portion of its assets in equity securities of medium and smaller companies and, therefore, it is subject to additional risks associated with those securities. Historically, medium-size and smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of medium-size and smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of these companies to changing economic conditions.

     In addition, these companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. While medium-size and smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     FOREIGN SECURITIES RISK.

     Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in a fund. Investments in Depository Receipts also involve some or all of the following risks. These risks, including currency risks, may be greater for California Growth Fund than MidCap Growth Fund because California Growth Fund has no limit on what percentage of its assets may be invested in foreign securities whereas MidCap Growth Fund intends to limit its investments in foreign securities to no more than 5% of its assets.

     COUNTRY RISK. General securities market movements in any country where a fund has investments are likely to affect the value of the securities the fund owns that trade in that country. These movements will affect a fund's share price and fund performance.

     The political, economic and social structures of some countries a fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

     Investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

     COMPANY RISK. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. A fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

     CURRENCY RISK.

     To the extent either Fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of the fund's foreign investments and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

     EURO. On January 1, 1999, the European  Monetary  Union (EMU)  introduced a
new  single   currency,   the  euro,  to  replace  the  national   currency  for
participating member countries.

     Because the change to a single currency has been relatively recent, it is not possible to predict the impact of the euro on the business or financial condition of European issuers that a Fund may hold in its portfolio, and their impact on fund performance. To the extent either Fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

     CONVERTIBLE SECURITIES RISK.

     To the extent either Fund invests in convertible securities, it is subject to the risks associated with them. A convertible security has risk characteristics of both equity and debt securities. Its value may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high (because it is assumed it will be converted) and more like a debt security when the underlying stock price is low (because it is assumed it will not be converted). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

     DERIVATIVE SECURITIES RISK.

     Options, futures, options on futures, and forward currency contracts are considered derivative investments since their value depends on the value of the underlying asset to be purchased or sold. A Fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent either Fund enters into any of these transactions, their success will depend on the manager's ability to predict market movements.

     ILLIQUID SECURITIES RISK.

     As a fundamental policy, the California Growth Fund may invest up to 10% of its total assets in securities with legal or contractual restrictions, although it may not invest in illiquid securities issued by real estate investment trusts. MidCap Growth Fund has no policy with respect to illiquid investments. Investments by a Fund in illiquid securities involve the possibility that the securities cannot be readily sold or can only be resold at a price significantly lower than their value, which may have a negative effect on the value of the Fund's shares.

     INTEREST RATE RISK.

     When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes. To the extent California Growth Fund invests more of its assets in debt securities than MidCap Growth Fund, California Growth Fund is exposed to a greater interest rate risk.

     CREDIT RISK.

     This is the possibility than an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of a Fund's shares. As with the interest rate risk, to the extent that California Growth Fund invests more of its assets in debt securities than MidCap Growth Fund, California Growth Fund is exposed to greater credit risk.

     NON-DIVERSIFICATION RISK.

     A potential difference in the risks associated with investments in each of the Funds arises from the fact that California Growth Fund, unlike MidCap Growth Fund, is non-diversified. To the extent California Growth Fund's investments are not diversified, California Growth Fund may be more sensitive to economic, political, business, or regulatory developments affecting a single issuer or industry. This, in turn, may result in greater fluctuation in the value of California Growth Fund's shares.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

     The affirmative vote of a majority of the total number of shares of MidCap Growth Fund outstanding and entitled to vote is necessary to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of MidCap Growth Fund held at the close of business on April 26, 2000 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

     Under relevant state law and the Trust's governing documents, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

      You can vote in any one of four ways:

             o      By mail, with the enclosed proxy card.
             o      In person at the Meeting.
             o      Through [                    ], a proxy solicitor,
                    by calling toll-free 1-800/[].
             o By telephone or through the Internet; a control number is provided on your proxy card and separate instructions are enclosed.

A proxy card is, in essence, a ballot. IF YOU SIMPLY SIGN AND DATE THE PROXY BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED IN FAVOR OF THE PLAN AND IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT UPON ANY UNEXPECTED MATTERS THAT COME BEFORE THE MEETING OR ADJOURNMENT OF THE MEETING.

CAN I REVOKE MY PROXY?

     You may revoke your proxy at any time before it is voted by sending a written notice to MidCap Growth Fund expressly revoking your proxy, by signing and forwarding to MidCap Growth Fund a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

     The Board of Trustees of the Trust on behalf of MidCap Growth Fund does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

     Shareholders of record of MidCap Growth Fund on the Record Date will be entitled to vote at the meeting. On the Record Date, there were ______________ outstanding shares of MidCap Growth Fund - Class A, the only class of MidCap Growth Fund issued and outstanding.

WHAT OTHER SOLICITATIONS WILL BE MADE?

     MidCap Growth Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. MidCap Growth Fund may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Trust, without extra pay, may conduct additional solicitations by telephone, personal interviews and other means. The Trust, on behalf of MidCap Growth Fund, has engaged [] to solicit proxies from brokers, banks, other institutional holders and individual shareholders for an approximate fee, including out-of-pocket expenses ranging between $10,456 and $13,413. The costs of any such additional solicitation and of any adjourned session will be shared one-quarter by MidCap Growth Fund, one-quarter by California Growth Fund, and one-half by Advisers.

ARE THERE DISSENTERS' RIGHTS?

     Shareholders of MidCap Growth Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your California Growth Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.

                    INFORMATION ABOUT CALIFORNIA GROWTH FUND

     Information about California Growth Fund is included in the California Growth Fund Prospectus, which is attached to and considered a part of this Prospectus/Proxy Statement. . Additional information about California Growth Fund is included in the Combined SAI which is attached hereto and considered a part of this Prospectus/Proxy Statement. You may request a free copy of the Semiannual Report to Shareholders for the six month period ended October 31, 1999 by calling 1-800/DIAL-BEN(R) or by writing to the California Growth Fund at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. The California Growth Fund's Annual Report to Shareholders for the fiscal year ended April 30, 1999, is attached to and considered a part of this Prospectus/Proxy Statement.

     The California Growth Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

                      INFORMATION ABOUT MIDCAP GROWTH FUND

     Information about MidCap Growth Fund is included in its prospectus, the Combined SAI, and in the Trust's Annual Report to Shareholders dated April 30, 1999 and Semiannual Report dated October 31, 1999. These documents have been filed with the SEC and the Trust's Annual Report is attached as an exhibit to this Prospectus/Proxy Statement. You may request free copies of the MidCap Growth Fund's prospectus and the Trust's Semiannual Report dated October 31, 1999 by calling 1-800/DIAL BEN(R) or by writing to MidCap Growth Fund at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777. Reports and other information filed by the MidCap Growth Fund can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

     As of the Record Date, the principal shareholder of the Franklin MidCap Growth Fund, beneficial or of record, was:

NAME AND ADDRESS                                  PERCENTAGE (%)
-------------------------------------------------------------------------
Franklin Resources, Inc.1
Corporate Accounting
Attn: Michael Corcoran
555 Airport Blvd., 4th Floor
Burlingame, CA  94010                                   26

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, may be considered beneficial holders of the fund shares held by Franklin Resources, Inc. (Resources). As principal shareholders of Resources, they may be able to control the voting of Resources' shares of the fund.

     From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. No other person owned (beneficially or of record) 5% or more of the outstanding shares of California Growth Fund.

     As of the Record Date, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of MidCap Growth Fund and/or Class A of California Growth Fund.


GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the investment manager for both Funds

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A shares within 12 months of purchase

DISTRIBUTORS - Franklin Templeton Distributors, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404-7777, the principal underwriter for the Funds

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Funds' administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA 94403-7777, the shareholder servicing and transfer agent to the Funds

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Services, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge, if applicable. For each Fund, the maximum front-end sales charge is 5.75% for Class A shares of California Growth Fund and for shares of MidCap Growth Fund. We calculate the offering price to two decimal places using standard rounding criteria.

RESOURCES -  Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds This reference is for convenience only and does not indicate a legal conclusion of capacity.

S&P - Standard & Poor's(R) Ratings Group

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the funds and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


                         EXHIBITS TO COMBINED PROSPECTUS
                               AND PROXY STATEMENT

EXHIBIT

  A Plan of Reorganization by Franklin Strategic Series on behalf of Franklin California Growth Fund and Franklin MidCap Growth Fund

  B Prospectus of Franklin California Growth Fund - Class A, B & C dated September 1, 1999, as amended May 1, 2000 (enclosed)

  C Annual Report to Shareholders of Franklin Strategic Series dated April 30, 1999 (enclosed)



                                    EXHIBIT A

                             PLAN OF REORGANIZATION


      THIS PLAN OF REORGANIZATION (the "Plan"), is made by Franklin Strategic Series, a business trust created under the laws of the State of Delaware in 1991 (the "Trust") as of this ______ of May, 2000, on behalf of two of its series, Franklin MidCap Growth Fund ("MidCap Growth Fund") and Franklin California Growth Fund ("California Growth Fund") (collectively, the "Funds") with its principal place of business at 777 Mariners Island Boulevard, San Mateo, California 94404.

                             PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by California Growth Fund, of substantially all of the property, assets and goodwill of MidCap Growth Fund in exchange solely for shares of beneficial interest, par value $0.01 per share, of California Growth Fund - Class A ("California Growth Fund Shares"); and (ii) the subsequent dissolution of MidCap Growth Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Plan of Reorganization and in consideration of the promises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.    SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF MIDCAP
      GROWTH FUND.

      (a) Subject to the terms and conditions of this Plan, the Trust on behalf of MidCap Growth Fund agrees that it will convey, transfer and deliver to California Growth Fund at the Closing all of MidCap Growth Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on MidCap Growth Fund's books as liability reserves;
(ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Trustees shall reasonably deem to exist against MidCap Growth Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on MidCap Growth Fund's books (hereinafter "Net Assets"). MidCap Growth Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

      (b) Subject to the terms and conditions of this Plan, the Trust on behalf of California Growth Fund, shall at the Closing deliver to MidCap Growth Fund the number of California Growth Fund Shares, determined by dividing the net asset value per share of the Class A shares of MidCap Growth Fund (the "MidCap Growth Fund Shares") by the net asset value per share of California Growth Fund Shares, and multiplying the result thereof by the number of outstanding MidCap Growth Fund Shares, as of 1:00 p.m. Pacific time
on the Closing Date.   All such values shall be determined in the manner and
as of the time set forth in Section 2 hereof.

      (c) Immediately following the Closing, the Trust shall dissolve MidCap Growth Fund and distribute pro rata to the shareholders of record of the MidCap Growth Fund Shares as of the close of business on the Closing Date, California Growth Fund Shares received by MidCap Growth Fund pursuant to this Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of MidCap Growth Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional California Growth Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of MidCap Growth Fund shall be entitled to surrender the same to the transfer agent for California Growth Fund in exchange for the number of California Growth Fund Shares into which the MidCap Growth Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for California Growth Fund Shares shall not be issued, unless specifically requested by the shareholders.
Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of MidCap Growth Fund shall be deemed for all California Growth Fund's purposes to evidence ownership of the number of California Growth Fund Shares into which the MidCap Growth Fund Shares (which prior to the Closing were represented thereby) have been converted.

2.    VALUATION.

      (a) The value of MidCap Growth Fund's Net Assets to be acquired by California Growth Fund, hereunder shall be computed as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in MidCap Growth Fund's currently effective prospectus.

      (b) The net asset value of a share of beneficial interest of MidCap Growth Fund Shares shall be determined to the fourth decimal place as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in MidCap Growth Fund's currently effective prospectus.

      (c) The net asset value of a share of beneficial interest of California Growth Fund Shares shall be determined to the nearest full cent as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in California Growth Fund's currently effective prospectus.

3.    CLOSING AND CLOSING DATE.

      The Closing Date shall be August 3, 2000, or such later date as determined by the Trust's officers. The Closing shall take place at the principal office of the Trust at 2:00 p.m., Pacific time, on the Closing Date. The Trust on behalf of the MidCap Growth Fund shall have provided for delivery as of the Closing of those Net Assets of MidCap Growth Fund to be transferred to the account of California Growth Fund at the Trust's Custodian, Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286. Also, the Trust on behalf of the MidCap Growth Fund shall have prepared and have available at the Closing a list of names and addresses of the shareholders of record of its MidCap Growth Fund Shares and the number of shares of beneficial interest of MidCap Growth Fund Shares owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m. Pacific time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief.
The Trust on behalf of California Growth Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of California Growth Fund to be delivered to the account of MidCap Growth Fund at said transfer agent registered in such manner as the officers of the Trust on behalf of MidCap Growth Fund shall deem appropriate, or shall have prepared satisfactory evidence that such California Growth Fund Shares have been registered in an account on the books of California Growth Fund in such manner as the officers of the Trust on behalf of MidCap Growth Fund shall deem appropriate.

4. REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF CALIFORNIA GROWTH FUND.

      The Trust makes the following representations and warranties about California Growth Fund:

      (a) California Growth Fund is a series of the Trust, a business trust created under the laws of the State of Delaware on January 25, 1991, and is validly existing under the laws of that State. The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Trust's California Growth Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

      (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of California Growth Fund Shares, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. California Growth Fund is further divided into four classes of shares of which California Growth Fund Shares is one, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to the California Growth Fund Shares.

      (c) The financial statements appearing in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1999, audited by PricewaterhouseCoopers, LLP, and the Semiannual Report to Shareholders for the six month period ended October 31, 1999, fairly present the financial position of California Growth Fund as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) The books and records of California Growth Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of California Growth Fund.

      (e) The Trust has the necessary power and authority to conduct its business as such business is now being conducted.

      (f) The Trust on behalf of California Growth Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust or Amended and Restated By-laws ("By-laws"), or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

      (g) The Trust has elected to treat California Growth Fund as a regulated investment company ("RIC") for federal income tax purposes under
Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and California Growth Fund has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date.

5.    REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF MIDCAP GROWTH
FUND.

      The Trust makes the following representations and warranties about MidCap Growth Fund:

      (a) MidCap Growth Fund is a series of the Trust, a business trust created under the laws of the State of Delaware on January 25, 1991, and is validly existing under the laws of that state. The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Trust's MidCap Growth Fund's shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

      (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of MidCap Growth Fund, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights. One class of shares of MidCap Growth Fund has been designated as the MidCap Growth Fund - Class A Shares, and an unlimited number of shares of beneficial interest of the Trust, par value $0.01 per share, have been allocated to the MidCap Growth Fund Shares.

      (c) The financial statements appearing in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1999, audited by PricewaterhouseCoopers, LLP, and the Semiannual Report to Shareholders for the six month period ended October 31, 1999, fairly present the financial position of MidCap Growth Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) The Trust has the necessary power and authority to conduct MidCap Growth Fund's business as such business is now being conducted.

      (e) The Trust on behalf of MidCap Growth Fund is not a party to or obligated under any provision of the Trust's Agreement and Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by the Trust's execution of or performance under this Plan.

      (f) The Trust has elected to treat MidCap Growth Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and MidCap Growth Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

6.    REPRESENTATIONS AND WARRANTIES BY THE TRUST ON BEHALF OF THE FUNDS.

      The Trust makes the following representations and warranties about both MidCap Growth Fund and California Growth Fund:

      (a) The Trust will create a statement of assets and liabilities for each of the Funds which will be prepared as of 1:00 p.m. Pacific time on the Closing Date for the purpose of determining the number of California Growth Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect its Net Assets in the case of MidCap Growth Fund and its net assets in the case of California Growth Fund, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

      (b) At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

      (c) Except as disclosed in the Trust's currently effective prospectus relating to the Funds, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

      (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

      (e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of the Trust's Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

      (f) It anticipates that consummation of this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

      (g) The Trust has the necessary power and authority to conduct the business of the Funds, as such business is now being conducted.

7.    INTENTIONS OF THE TRUST ON BEHALF OF THE FUNDS.

      (a) The Trust intends to operate each Fund's respective business, as presently conducted between the date hereof and the Closing.

      (b) The Trust intends that the MidCap Growth Fund will not acquire California Growth Fund Shares for the purpose of making distributions thereof to anyone other than MidCap Growth Fund's shareholders.

      (c) The Trust on behalf of MidCap Growth Fund intends, if this Plan is consummated, to liquidate and dissolve MidCap Growth Fund.

      (d) The Trust intends that, by the Closing, all of the Funds' Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

      (e) At the Closing, the Trust on behalf of MidCap Growth Fund intends to have available a copy of the shareholder ledger accounts, certified by the Trust's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Mid-Cap Growth Fund Shares as of 1:00 p.m. Pacific time on the Closing Date who are to become shareholders of California Growth Fund as a result of the transfer of assets that is the subject of this Plan.

      (f) The Trust intends to mail to each shareholder of record of MidCap Growth Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of
Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

      (g) The Trust intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to California Growth Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of MidCap Growth Fund's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.    CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST ON BEHALF OF THE
      FUNDS.

      The consummation of this Plan hereunder shall be subject to the following respective conditions:

      (a) That: (i) all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the performance of all obligations required by this Plan to be performed by the Trust on behalf of the Funds shall occur prior to the Closing; and (iii) the Trust shall execute a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

      (b) That this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Trust on behalf of each of the Funds.

      (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of Mid-Cap Growth Fund or California Growth Fund or would prohibit the transactions contemplated hereby.

      (d) That this Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of MidCap Growth Fund at an annual or special meeting or any adjournment thereof.

      (e) That a distribution or distributions shall have been declared for each of the Funds prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its net investment income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific time on the Closing Date; and (ii) any undistributed net investment income and net realized capital gains from any period to the extent not otherwise declared for distribution.

      (f) That there shall be delivered to the Trust on behalf of MidCap Growth Fund an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of the Trust with regard to matters of fact:

            (1) The acquisition by California Growth Fund of substantially all the assets of MidCap Growth Fund as provided for herein in exchange for California Growth Fund Shares will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and MidCap Growth Fund and California Growth Fund will each be a party to the respective reorganization within the meaning of Section 368(b) of the Code;

            (2) No gain or loss will be recognized by MidCap Growth Fund upon the transfer of substantially all of its assets to California Growth Fund in exchange solely for voting shares of California Growth Fund (Code Sections 361(a) and 357(a)). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code;

            (3) No gain or loss will be recognized by California Growth Fund upon the receipt of substantially all of the assets of MidCap Growth Fund in exchange solely for voting shares of California Growth Fund (Code
Section 1032(a));

            (4) The basis of the assets of MidCap Growth Fund received by California Growth Fund will be the same as the basis of such assets to MidCap Growth Fund immediately prior to the exchange (Code Section 362(b));

            (5) The holding period of the assets of MidCap Growth Fund received by California Growth Fund will include the period during which such assets were held by MidCap Growth Fund (Code Section 1223(2));
            (6) No gain or loss will be recognized to the shareholders of MidCap Growth Fund Shares upon the exchange of their shares in MidCap Growth Fund for voting shares of California Growth Fund (Code Section 354(a));

            (7) The basis of California Growth Fund Shares received by MidCap Growth Fund Shares' shareholders shall be the same as the basis of the MidCap Growth Fund Shares exchanged therefor (Code Section 358(a)(1));

            (8) The holding period of California Growth Fund Shares received by shareholders of MidCap Growth Fund Shares (including fractional shares to which they may be entitled) will include the holding period of the MidCap Growth Fund Shares surrendered in exchange therefor, provided that the MidCap Growth Fund Shares were held as a capital asset on the date of the exchange (Code Section 1223(1)); and

            (9) California Growth Fund will succeed to and take into account as of the date of the proposed transfer the items of MidCap Growth Fund described in Section 381(c) of the Code (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

      (g) That there shall be delivered to the Trust on behalf of California Growth Fund an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Trust with respect to MidCap Growth Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

            (1) MidCap Growth Fund is a series of the Trust , a business trust organized under the laws of the State of Delaware on January 25, 1991, and the Trust is a validly existing business trust and in good standing under the laws of that state;

            (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest of MidCap Growth Fund, par value $0.01 per share. One class of shares of MidCap Growth Fund has been designated as the MidCap Growth Fund - Class A Shares, and an unlimited number of shares of beneficial interest of the Trust have been allocated to the MidCap Growth Fund Shares. Assuming that the initial shares of beneficial interest of MidCap Growth Fund were issued in accordance with the 1940 Act and the Agreement and Declaration of Trust and By-laws of MidCap Growth Fund, and that all other outstanding shares of MidCap Growth Fund were sold, issued and paid for in accordance with the terms of MidCap Growth Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

            (3) MidCap Growth Fund is a diversified series of the Trust, an open-end investment company of the management type registered as such under the 1940 Act;

            (4) Except as disclosed in MidCap Growth Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against MidCap Growth Fund, the unfavorable outcome of which would materially and adversely affect MidCap Growth Fund;

            (5) All actions required to be taken by the Trust on behalf of MidCap Growth Fund to authorize this Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of MidCap Growth Fund; and

            (6) Neither the execution, delivery, nor performance of this Plan by the Trust on behalf of MidCap Growth Fund violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; this Plan is the legal, valid and binding obligation of the Trust on behalf of MidCap Growth Fund and is enforceable against the Trust on behalf of MidCap Growth Fund in accordance with its terms.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

      (h) That there shall be delivered to the Trust on behalf of MidCap Growth Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust with respect to California Growth Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

            (1) California Growth Fund is a series of the Trust, a business trust organized under the laws of the State of Delaware on January 25, 1991, and is a validly existing business trust and in good standing under the laws of that state;

            (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest of California Growth Fund, par value $0.01 per share. California Growth Fund is further divided into four classes of shares of which California Growth Fund Shares is one, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to the California Growth Fund Shares. Assuming that the initial shares of beneficial interest of California Growth Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-laws of the Trust, and that all other outstanding shares of California Growth Fund were sold, issued and paid for in accordance with the terms of California Growth Fund's prospectus in effect at the time of such sales, each such outstanding share of California Growth Fund is fully paid, non-assessable, freely transferable and has full voting rights;

            (3) California Growth Fund is a nondiversified series of the Trust, an open-end investment company of the management type registered as such under the 1940 Act;

            (4) Except as disclosed in California Growth Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against California Growth Fund, the unfavorable outcome of which would materially and adversely affect California Growth Fund;

            (5) California Growth Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of California Growth Fund;

            (6) All actions required to be taken by the Trust on behalf of California Growth Fund to authorize this Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of the Trust;

            (7) Neither the execution, delivery, nor performance of this Plan by the Trust on behalf of California Growth Fund violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; this Plan is the legal, valid and binding obligation of the Trust on behalf of California Growth Fund and is enforceable against the Trust on behalf of California Growth Fund in accordance with its terms; and

            (8) The registration statement of the Trust, of which the prospectus, dated September 1, 1999, as amended January 1, 2000, of California Growth Fund is a part (the "Prospectus"), is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

      (i) That the Trust's Registration Statement with respect to the California Growth Fund Shares to be delivered to MidCap Growth Fund Shares' shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

      (j) That the California Growth Fund Shares to be delivered hereunder shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit California Growth Fund Shares lawfully to be delivered to each holder of MidCap Growth Fund Shares.

      (k) That, at the Closing, there shall be transferred to California Growth Fund, aggregate Net Assets of MidCap Growth Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of MidCap Growth Fund on the Closing Date.

9.    BROKERAGE FEES AND EXPENSES.

      (a) The Trust represents and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

      (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne one-quarter by California Growth Fund, one-quarter by MidCap Growth Fund, and one-half by Franklin Advisers, Inc.

10.   TERMINATION; POSTPONEMENT; WAIVER; ORDER.

      (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of MidCap Growth Fund) prior to the Closing, or the Closing may be postponed by the Trust on behalf of either party by resolution of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

      (b) If the transactions contemplated by this Plan have not been consummated by December 31, 2000, the Plan shall automatically terminate on that date, unless a later date is established.
      (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust, MidCap Growth Fund nor California Growth Fund nor the Trust's trustees, officers, or agents or the shareholders of MidCap Growth Fund or California Growth Fund shall have any liability in respect of this Plan.

      (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Board of Trustees on behalf of either of MidCap Growth Fund or California Growth Fund if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of either Mid-Cap Growth Fund or California Growth Fund, on behalf of whom such action is taken.

      (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Trust nor any of its officers, trustees, agents or shareholders nor the Funds nor any of their shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of either of the Funds or the Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to either of the Funds' shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

      (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust on behalf of MidCap Growth Fund or California Growth Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of MidCap Growth Fund, unless such terms and conditions shall result in a change in the method of computing the number of California Growth Fund Shares to be issued to MidCap Growth Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of MidCap Growth Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Trust shall promptly call a special meeting of the shareholders of MidCap Growth Fund at which such conditions so imposed shall be submitted for approval.

11.   ENTIRE AGREEMENT AND AMENDMENTS.

      This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by the Trust on behalf of the Funds. Neither this Plan nor any interest herein may be assigned without the prior written consent of the Trust on behalf of the Funds.

12.   COUNTERPARTS.

      This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.   NOTICES.

      Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Trust at 777 Mariners Island Boulevard, P. O. Box 7777, San Mateo, California 94404,
Attention: Secretary.

14.   GOVERNING LAW.

      This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

      IN WITNESS WHEREOF, Franklin Strategic Series on behalf of the Funds has caused this Plan to be executed on their behalf by its duly authorized officers, all as of the date and year first-above written.

                                 FRANKLIN STRATEGIC SERIES, ON BEHALF OF
                                 FRANKLIN CALIFORNIA GROWTH FUND
Attest:

_________________________        By:________________________________
Deborah R. Gatzek, Secretary     Name:
                                 Title: Vice President

                                 FRANKLIN STRATEGIC SERIES, ON BEHALF OF
                                 FRANKLIN MIDCAP GROWTH FUND
Attest:


_________________________        By:________________________________
Deborah R. Gatzek, Secretary     Name:
                                 Title: Vice President



                                  EXHIBIT B


                                  PROSPECTUS OF
                         FRANKLIN CALIFORNIA GROWTH FUND
                 DATED SEPTEMBER 1, 1999, AS AMENDED MAY 1, 2000






FRANKLIN STRATEGIC SERIES

INVESTMENT STRATEGY  GROWTH

Franklin Aggressive Growth Fund - Class A, B & C
Franklin California Growth Fund - Class A, B & C
Franklin Large Cap Growth Fund - Class A, B & C
Franklin Small Cap Growth Fund I (formerly, Small Cap Growth Fund) - Class A
& C
Franklin Small Cap Growth Fund II - Class A, B & C


SEPTEMBER 1, 1999 AS AMENDED MAY 1, 2000




















[Insert Franklin Templeton Ben Head]

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







CONTENTS

The Funds

[Begin callout]
INFORMATION ABOUT
EACH FUND YOU SHOULD
KNOW BEFORE INVESTING
[END CALLOUT]

[insert page #]  Franklin Aggressive Growth Fund

[insert page #]  Franklin California Growth Fund

[insert page #]  Franklin Large Cap Growth Fund

[insert page #]  Franklin Small Cap Growth Fund I

[insert page #]  Franklin Small Cap Growth Fund II

[insert page #]  Distributions and Taxes

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

[insert page #] Choosing a Share Class

[insert page #] Buying Shares

[insert page #] Investor Services

[insert page #] Selling Shares

[insert page #] Account Policies

[insert page #] Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover

FRANKLIN AGGRESSIVE GROWTH FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL  The fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENTS The fund normally invests primarily in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy.

[Begin call out]
The fund invests primarily in aggressive growth companies' equity securities. [End callout]

Equity securities generally entitle the holder to participate in a company's general operating results. They include common stocks, convertible securities and warrants.

The fund invests in small, medium, and large capitalization companies with strong growth potential across a wide range of sectors. In choosing equity investments, the fund's manager will focus on sectors that have exceptional growth potential and fast growing, innovative companies within these sectors. In addition, solid management and sound financial records are factors the manager also considers.

Although the manager will search for investments across a large number of sectors, it expects to have significant positions in particular sectors. These sectors may include, for example, technology (including computers and telecommunications), health care (including biotechnology), consumer products, and consumer services (including media, broadcasting and entertainment).

TEMPORARY INVESTMENTS     The manager may take a temporary defensive position
when it believes the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal, because it may not invest or may invest substantially less in aggressive growth companies' equity securities.

[Insert graphic of chart with line going up and down] MAIN RISKS

[Begin callout]
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

The prices of aggressive growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. The fund's manager uses an aggressive growth strategy in choosing the fund's investments. As a result, an investment in the fund involves a greater degree of risk and its share price may be more volatile than an investment in a conservative equity fund or a growth fund investing entirely in proven growth stocks. Aggressive growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

SMALLER AND MIDSIZE COMPANIES Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

Smaller and midsize companies involve greater risks than larger, more established companies and should be considered speculative.

TECHNOLOGY COMPANIES The technology sector has historically been volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

HEALTH CARE COMPANIES The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

TELECOMMUNICATIONS, MEDIA, AND BROADCASTING COMPANIES The activities of telecommunications, media, and broadcasting companies operate under international, federal, and state regulations. These companies may be adversely affected by changes in government regulations. In addition, these sectors have been undergoing deregulation to enable increased competition, which could affect the companies in these sectors that the fund holds.

CONSUMER PRODUCTS, SERVICES, AND ENTERTAINMENT COMPANIES These companies have historically been sensitive to the economy in general, through changes in consumer spending patterns. These companies may be adversely affected by changes in consumer opinion or demand for a given product or service.

PORTFOLIO TURNOVER Because of the fund's aggressive growth strategy, the fund's portfolio turnover rate may be higher than that of other mutual funds. High portfolio turnover may involve additional expenses to the fund, including transaction costs for purchases and sales of securities. These transactions may result in realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates.

MARKET A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

[Insert graphic of a bull and a bear] PERFORMANCE

Because the fund is new, it has no performance history.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     CLASS A   CLASS B  CLASS C
-----------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         5.75%     4.00%    1.99%
  Load imposed on purchases          5.75%     None     1.00%
  Maximum deferred sales charge      None 1    4.00% 2  0.99% 3
(load)
Exchange fee 4                       $5.00     $5.00    $5.00

Please see "Choosing a Share Class" on page 46 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)5

                                     CLASS A   CLASS B  CLASS C
-----------------------------------------------------------------
Management fees 6                    0.50%     0.50%    0.50%
Distribution and service (12b-1)     0.35%     1.00%    1.00%
fees
Other expenses                       0.84%     0.84%    0.84%
                                     ----------------------------
Total annual fund operating          1.69%     2.34%    2.34%
expenses 6                           ============================

1. Except for investments of $1 million or more (see page 46) and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.
4. This fee is only for market timers (see page 59).
5. The management fees and distribution and service (12b-1) fees shown are based on the fund's maximum contractual amount. Other expenses are estimated for the current fiscal year.
6. The manager and administrator have agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund. With this reduction, management and administration fees are estimated to be 0.26% and total annual fund operating expenses are estimated to be 1.25% for Class A, 1.90% for Class B, and 1.90% for Class C for the current fiscal year. The manager and administrator may end this arrangement at any time upon notice to the fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

o     You invest $10,000 for the periods shown;
o     Your investment has a 5% return each year; and
o     The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS
--------------------------------------------------
If you sell your shares at
the end of the period:
CLASS A                        $737 1    $1,077
CLASS B                        $637      $1,030
CLASS C                        $433      $  823
If you do not sell your
shares:
CLASS B                        $237      $  730
CLASS C                        $335      $  823

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94403, is the fund's investment manager. Together, Advisers and its affiliates manage over $229 billion in assets.

The team responsible for the fund's management is:

CONRAD B. HERRMANN CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Herrmann has been a manager of the fund since its inception. He joined the Franklin Templeton Group in 1989.

MICHAEL MCCARTHY, VICE PRESIDENT OF ADVISERS
Mr. McCarthy has been a manager of the fund since its inception. He joined the Franklin Templeton Group in 1992.

JOHN P. SCANDALIOS, PORTFOLIO MANAGER OF ADVISERS
Mr. Scandalios has been a manager of the fund since its inception. He joined the Franklin Templeton Group in 1996. Previously, he was with Chase Manhattan Bank.

The fund pays Advisers a fee for managing the fund's assets and making its investment decisions. The fee is equal to an annual rate of:

o 0.50% of the value of net assets up to and including $500 million;
o 0.40% of the value of net assets over $500 million up to and including $1 billion;
o 0.35% of the value of net assets over $1 billion up to and including $1.5 billion;
o 0.30% of the value of net assets over $1.5 billion up to and including $6.5 billion;
o 0.275% of the value of net assets over $6.5 billion up to and including $11.5 billion;
o 0.25% of the value of net assets over $11.5 billion up to and including $16.5 billion;
o 0.24% of the value of net assets over $16.5 billion up to and including $19 billion;
o 0.23% of the value of net assets over $19 billion up to and including $21.5 billion; and
o 0.22% of the value of net assets in excess of $21.5 billion.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance since its inception.

                                                   OCTOBER 31, 1999
CLASS A                                             (UNAUDITED) 1,2
PER SHARE DATA ($)
Net asset value, beginning of period                      10.00
 Net investment loss                                       (.02)
 Net realized and unrealized gains                         6.41
Total from investment operations                           6.39
                                                           ----
Net asset value, end of period                            16.39
                                                          =====
Total return (%)3                                         63.90

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period($ x 1,000)                     11,363
Ratios to average net assets: (%)
 Expenses                                                  1.23 4
 Expenses excluding waiver and
 payments by affiliate                                     1.61 4
 Net investment loss                                       (.44)4
Portfolio turnover rate (%)                               91.19

                                                  OCTOBER 31, 1999
CLASS B                                           (UNAUDITED) 1,2
PER SHARE DATA ($)
Net asset value, beginning of period                      10.00
 Net investment loss                                       (.05)
 Net realized and unrealized gains                         6.44
Total from investment operations                           6.39
                                                           ----
Net asset value, end of period                            16.39
                                                          =====
Total return (%)3                                         63.90

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                     1,494
Ratios to average net assets: (%)
 Expenses                                                  1.80 4
 Expenses excluding waiver and
 payments by affiliate                                     2.18 4
 Net investment loss                                      (1.05)4
Portfolio turnover rate (%)                               91.19

                                                  OCTOBER 31, 1999
CLASS C                                           (UNAUDITED)1,2
PER SHARE DATA ($)
Net asset value, beginning of period                      10.00
 Net investment loss                                       (.05)
 Net realized and unrealized gains                         6.43
Total from investment operations                           6.38
                                                           ----
Net asset value, end of period                            16.38
                                                          =====
Total return (%)3                                         63.80

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                     3,999
Ratios to average net assets: (%)
 Expenses                                                  1.83 4
 Expenses excluding waiver and
 payments by affiliate                                     2.21 4
 Net investment loss                                      (1.11)4
Portfolio turnover rate (%)                               91.19

1. Based on average shares outstanding.
2. For the period June 23, 1999 (effective date) to October 31, 1999.
3. Total return does not include sales charges, and is not annualized.
4. Annualized.


FRANKLIN CALIFORNIA GROWTH FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENTS The fund normally invests primarily in equity securities of California companies.

[Begin callout]
The fund invests primarily in California companies' equity securities. [End callout]

For purposes of the fund's investments, California companies are companies headquartered or conducting a majority of their operations in the state of California. The fund invests in small to mid-size companies as well as in relatively well-known, larger capitalization companies in mature industries that the manager believes have the potential for capital appreciation.

Equity securities generally entitle the holder to participate in a company's general operating results. They include common stocks, preferred stocks, convertible securities and warrants.

The manager expects to invest a portion of the fund's assets in securities of companies in the technology sector, including computer companies. Typically, the fund will invest in technology companies that market their products or services globally rather than only domestically or regionally.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal, because it may not invest or may invest substantially less in California companies' equity securities.

[Insert graphic of chart with line going up and down] MAIN RISKS

CALIFORNIA Since the fund invests heavily in California companies' equity securities, events and conditions in California are likely to affect the fund's investments and its performance. These events may include changes in economic and political conditions. These and other conditions within California are unpredictable and can change at any time.

[Begin callout]
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks. Because the fund invests in growth stocks, its share price may be more volatile than other types of investments.

SMALLER AND MIDSIZE COMPANIES Historically, smaller and midsize company securities have been more volatile in price than large company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

In addition, smaller and midsize companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

Smaller and midsize companies involve greater risks than larger, more established companies and should be considered speculative.

MARKET A security's value may be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

DIVERSIFICATION The fund is a non-diversified fund. It may invest a greater portion of its assets in the securities of one issuer than a diversified fund. The fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the fund's shares, and may involve more risk than an investment in a fund that does not focus on securities of a single state. The fund, however, intends to meet certain tax diversification requirements.

TECHNOLOGY COMPANIES The technology sector has historically been volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past eight calendar years. The table shows how the fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1

  5.50%    17.57%  16.53%   47.63%  30.43%   15.71%  10.72%   95.17%
   92        93      94       95      96       97      98       99

                                     YEAR

[Begin callout]
BEST QUARTER:
Q4 '99 56.36%

WORST QUARTER:
Q3 '98 -15.27%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                             SINCE
                                                           INCEPTION
                                       1 YEAR   5 YEARS   (10/30/91)
----------------------------------------------------------------------
Franklin California Growth Fund -      83.97%*   35.33%      26.35%
Class A 2
S&P 500 Index 3                        21.04%    28.56%      20.24%
Franklin California 250 Index 4        75.20%    36.83%      25.66%

                                                           SINCE
                                                         INCEPTION
                                           1 YEAR       (01/01/99)
----------------------------------------------------------------------
Franklin California Growth Fund -          89.59%*         89.59%
Class B 2
S&P 500 Index 3                            21.04%          21.04%
Franklin California 250 Index 4            75.20%          75.20%

                                                           SINCE
                                                         INCEPTION
                                           1 YEAR        (9/3/96)
----------------------------------------------------------------------
Franklin California Growth Fund -          90.91%*         36.30%
Class C 2
S&P 500 Index 3                            21.04%          29.63%
Franklin California 250 Index 4            75.20%          39.99%

*Recently many individual stocks and sectors such as technology have significantly exceeded historical norms; investors should generally not expect such outsized returns to continue.
1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2000, the fund's year-to-date return was 19.07% for Class A.
2. Figures reflect sales charges.
   All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.
4. The unmanaged Franklin California 250 Growth Index consists of the 250 largest California based companies on an equal weighted basis chosen to approximate the business segment weightings of the California economy. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A  CLASS B 1  CLASS C
--------------------------------------------------------------------

Maximum sales charge (load)
as a percentage of offering price    5.75%     4.00%    1.99%
  Load imposed on purchases          5.75%     None     1.00%
  Maximum deferred sales charge      None 2    4.00% 3  0.99% 4
(load)
Exchange fee                         None      None     None

Please see "Choosing a Share Class" on page 46 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                      CLASS A  CLASS B1   CLASS C
--------------------------------------------------------------------

Management fees                      0.48%     0.48%    0.48%
Distribution and service (12b-1)     0.25%     1.00%    1.00%
fees
Other expenses                       0.27%     0.27%    0.27%
                                     -------------------------------
Total annual fund operating expenses 1.00%     1.75%    1.75%
                                     ===============================

1. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended April 30, 1999. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
2. Except for investments of $1 million or more (see page 46) and purchases by certain retirement plans without an initial sales charge.
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

o     You invest $10,000 for the periods shown;
o     Your investment has a 5% return each year; and
o     The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at
the end of the period:
CLASS A                        $671 1    $875     $1,096    $1,729
CLASS B                        $578      $851     $1,149    $1,864 2
CLASS C                        $374 3    $646     $1,039    $2,142
If you do not sell your
shares:
CLASS B                        $178      $551       $949    $1,864 2
CLASS C                        $226      $646     $1,039    $2,142

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $229 billion in assets.

The team responsible for the fund's management is:

CANYON A. CHAN CFA, VICE PRESIDENT OF ADVISERS
Mr. Chan has been a manager of the fund since 1999. He joined the Franklin Templeton Group in 1991.

CONRAD B. HERRMANN CFA, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Herrmann has been a manager of the fund since 1993. He joined the Franklin Templeton Group in 1989.

The fund pays Advisers a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended April 30, 1999, the fund paid 0.48% of its average daily net assets to the manager for its services.

[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.



                                  SIX MONTHS
                                     ENDED
                                  OCTOBER 31,
CLASS A                              1999                  YEAR ENDED APRIL 30,
----------------------------------------------------------------------------------------------------
                                  (UNAUDITED) 1    1999 2     1998       1997       1996     1995
                                 --------------- ---------- ---------- ---------- --------- --------
PER SHARE DATA ($)
Net asset value, beginning of
    year                             25.82          24.97      19.35      18.26      14.03  12.05
                                 --------------- ---------- ---------- ---------- --------- --------
 Net investment income
                                       .01            .10        .14        .13        .20    .16
 Net realized and unrealized
   gains                              8.25           1.42       6.48       1.51       6.03   3.04
                                 --------------- ---------- ---------- ---------- --------- --------
Total from investment
operations                            8.26           1.52       6.62       1.64       6.23   3.20
                                 --------------- ---------- ---------- ---------- --------- --------
 Distributions from  net
investment income                     (.06)          (.14)      (.14)      (.12)      (.23) (.12)
 Distributions in excess of
net investment income
                                      (.02)          -          -          -          -     -
 Distributions from net
realized gains                        -              (.53)      (.86)      (.43)     (1.77) (1.10)
                                 --------------- ---------- ---------- ---------- --------- --------
Total distributions                   (.08)          (.67)     (1.00)      (.55)     (2.00) (1.22)
                                 --------------- ---------- ---------- ---------- --------- --------
Net asset value, end of year
                                     34.00          25.82      24.97      19.35      18.26  14.03
                                 =============== ========== ========== ========== ========= ========
Total return (%)4                    32.10           6.39      34.98       8.94      47.42  29.09

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x
   1,000)                        1,063,395       780,598    721,254    282,898    81,175    13,844
Ratios to average net assets:
     (%)
 Expenses                              .96 5         1.00        .99       1.08        .71    .25
Expenses excluding waiver and
payments by affiliate
                                       .96 5         1.00        .99       1.08       1.09   1.27
 Net investment income
                                       .04 5          .41        .67        .84       1.42   1.63
Portfolio turnover rate (%)          38.20          52.76      48.52      44.81      61.82  79.52


CLASS B
PER SHARE DATA ($)
Net asset value, beginning
of year                          25.75        24.31
                               ------------ -----------
 Net investment (loss)            (.10)        (.01)
 Net realized and unrealized
gains                             8.20         1.45
                               ------------ -----------
Total from investment
operations                        8.10         1.44
                               ------------ -----------
 Distribution from net
investment income                 (.06)        -
 In excess of net investment
income                            (.01)        -
                               ============ ===========
Total Distributions               (.07)        -
                               ============ ===========
Net asset value, end of
period                           33.78        25.75
                               ============ ===========
Total return (%)4                31.58         5.88

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x
1,000)                         10,469       2,657
Ratios to average net
assets: (%)
 Expenses                         1.71 5       1.75 5
 Net investment loss              (.68) 5      (.33)5
Portfolio turnover rate (%)      38.20        52.76







                                                     SIX MONTHS
                                                       ENDED
                                                     OCTOBER 31,
CLASS C                                                 1999          YEAR ENDED APRIL 30,
------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED) 1      1999         1998      19973
------------------------------------------------- ----------------- ------------ ----------- ---------
PER SHARE DATA ($)
Net asset value, beginning of year                    25.63             24.81      19.27      18.05
                                                  ----------------- ------------ ----------- ---------
 Net investment income (loss)                          (.10)             (.07)       -          .05
 Net realized and unrealized gains                     8.20              1.42        6.43      1.65
                                                  ----------------- ------------ ----------- ---------
Total from investment operations                       8.10              1.35        6.43      1.70
                                                  ----------------- ------------ ----------- ---------
 Distributions from net
 investment income                                     (.02) 6           -           (.03)     (.05)
 Distributions from net realized gains                 -                 (.53)       (.86)     (.43)
                                                  ----------------- ------------ ----------- ---------
Total distributions                                    (.02)             (.53)       (.89)     (.48)
                                                  ----------------- ------------ ----------- ---------
Net asset value, end of year                          33.71             25.63       24.81     19.27
                                                  ================= ============ =========== =========
Total return (%)4                                     31.62              5.67       34.02      9.32

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)                 214,780           159,310     122,701    24,556
Ratios to average net assets: (%)
 Expenses                                              1.71 5            1.75        1.74      1.86 5
 Net investment income (loss)                          (.72) 5           (.33)       (.10)     (.05) 5
Portfolio turnover rate (%)                           38.20             52.76       48.52     44.81


1. Based on average shares outstanding.
2. For the period January 1, 1999 (effective date) to April 30, 1999 for
Class B.
3. For the period September 3, 1996 (effective date) to April 30, 1997 for Class C.
4. Total return does not include sales charges, and is not annualized.
5. Annualized.
6. Includes distributions in excess of net investment income in the amount of $.004.

FRANKLIN LARGE CAP GROWTH FUND

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's principal investment goal is long-term capital appreciation.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest at least 80% of its total assets in equity securities of large cap growth companies located in the U.S.

For purposes of the fund's investments, large cap growth companies include well-established companies with a market capitalization of $8.5 billion or more that are expected to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains. These companies generally dominate, or are gaining market share, in their respective industries and have a reputation for quality management, as well as superior products and services.

Equity securities generally entitle the holder to participate in a company's general operating results. They include common stocks, convertible securities and warrants.

[Begin callout]
The fund invests primarily in large cap growth companies' equity securities. [End callout]

In choosing equity investments, the fund's manager will focus on companies that have exhibited above average growth, strong financial records and large market capitalization. In addition, management expertise, industry leadership, growth in market share and sustainable competitive advantage are factors the manager also considers. Although the manager will search for investments across a large number of industries, it expects to have significant positions (but not in excess of 25% of its total assets in a given sector) in the technology (including computers, telecommunications and electronics), health care and financial services industries.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal, because it may not invest or may invest substantially less in large cap growth companies' equity securities.

[Insert graphic of chart with line going up and down] MAIN RISKS

[Begin callout]
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

TECHNOLOGY COMPANIES The technology sector has historically been volatile due to the rapid pace of product change and development within the sector. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements. In addition, the activities of telecommunications companies fall under international, federal and state regulations. These companies may be adversely affected by changes in government regulations.

HEALTH CARE COMPANIES The activities of health care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

FINANCIAL SERVICES COMPANIES Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments such companies can make, and the interest rates and fees they can charge. These limitations can have a significant impact on the profitability of a financial services company since profitability is impacted by the company's ability to make financial commitments such as loans.

The financial services industry is currently undergoing a number of changes such as continuing consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

[Insert graphic of bull and bear] PERFORMANCE

Because the fund is new, it has no performance history.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    CLASS A  CLASS B  CLASS C
---------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price        5.75%    4.00%   1.99%
  Load imposed on purchases         5.75%    None    1.00%
  Maximum deferred sales charge     None 1   4.00% 2 0.99% 3
(load)
Exchange fee4                       $5.00    $5.00   $5.00

Please see "Choosing a Share Class" on page 46 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)5

                                    CLASS A  CLASS B CLASS C
---------------------------------------------------------------
Management fees 6                   0.50%    0.50%   0.50%
Distribution and service (12b-1)    0.35%    1.00%   1.00%
fees 6
Other expenses                      0.84%    0.84%   0.84%
                                    ---------------------------
Total annual fund operating         1.69%    2.34%   2.34%
expenses6
                                    ===========================

1. Except for investments of $1 million or more (see page 46) and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.
4. This fee is only for market timers (see page 59).
5. The management fees and distribution and service (12b-1) fees shown are based on the fund's maximum contractual amount. Other expenses are estimated for the current fiscal year.
6. The manager and administrator have agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund. With this reduction, management and administration fees are estimated to be 0.26% and total annual fund operating expenses are estimated to be 1.25% for Class A, 1.90% for Class B, and 1.90% for Class C for the current fiscal year. The manager and administrator may end this arrangement at any time upon notice to the fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

o     You invest $10,000 for the periods shown;
o     Your investment has a 5% return each year; and
o     The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS
--------------------------------------------------
If you sell your shares at
the end of the period:
CLASS A                        $737 1    $1,077
CLASS B                        $637      $1,030
CLASS C                        $433        $823
If you do not sell your
shares:
CLASS B                        $237        $730
CLASS C                        $335        $823

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94403, is the fund's investment manager. Together, Advisers and its affiliates manage over $229 billion in assets.

The team responsible for the fund's management is:

THERESA SPATH CFA, PORTFOLIO MANAGER OF ADVISERS
Ms. Spath has been a manager of the fund since its inception. She joined the Franklin Templeton Group in 1994.

JASON R. NUNN, PORTFOLIO MANAGER OF ADVISERS
Mr. Nunn has been a manager of the fund since its inception. He joined the Franklin Templeton Group in 1997. Previously, he worked in corporate finance with Alex. Brown & Sons.

EDWARD B. JAMIESON, EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Jamieson has been a manager of the fund since its inception. He joined the Franklin Templeton Group in 1987.

The fund pays Advisers a fee for managing the fund's assets and making its investment decisions. The fee is equal to an annual rate of:

o 0.50% of the value of net assets up to and including $500 million;
o 0.40% of the value of net assets over $500 million and not over $1 billion;
o 0.35% of the value of net assets over $1 billion and not over $1.5 billion;
o 0.30% of the value of net assets over $1.5 billion and not over $6.5 billion;
o 0.275% of the value of net assets over $6.5 billion and not over $11.5 billion;
o 0.25% of the value of net assets over $11.5 billion and not over $16.5 billion;
o 0.24% of the value of net assets over $16.5 billion and not over $19 billion;
o 0.23% of the value of net assets over $19 billion and not over $21.5 billion; and
o 0.22% of the value of net assets in excess of $21.5 billion.


FINANCIAL HIGHLIGHTS [Insert graphic of a dollar bill]

This table presents the fund's financial performance since its inception.

                                               OCTOBER 31, 1999
CLASS A                                          (UNAUDITED) 1,2
-----------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of period                  10.00
                                               ------------------
 Net investment loss                                   (.01)
 Net realized and unrealized gains                     1.24
                                               ------------------
Total from investment operations                       1.23
                                               ==================
Net asset value, end of period                        11.23
                                               ==================
Total return (%) 3                                     12.30

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                 6,040
Ratios to average net assets: (%)
 Expenses                                              1.21 4
 Expenses excluding waiver and
  payments by affiliate                                1.71 4
 Net investment loss                                   (.31) 4
Portfolio turnover rate (%)                           52.60

                                               OCTOBER 31, 1999
CLASS B                                          (UNAUDITED) 1,2
PER SHARE DATA ($)
Net asset value, beginning of period                  10.00
                                               ------------------
 Net investment loss                                   (.04)
 Net realized and unrealized gains                     1.24
                                               ------------------
Total from investment operations                       1.20
                                               ==================
Net asset value, end of period                        11.20
                                               ==================
Total return (%) 3                                    12.00

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                976
Ratios to average net assets: (%)
 Expenses                                              1.85 4
 Expenses excluding waiver and
  payments by affiliate                                2.35 4
 Net investment loss                                   (.94) 4
Portfolio turnover rate (%)                           52.60

                                               OCTOBER 31, 1999
CLASS C                                          (UNAUDITED) 1,2
PER SHARE DATA ($)
Net asset value, beginning of period                  10.00
                                               ------------------
 Net investment loss                                   (.04)
 Net realized and unrealized gains                     1.23
                                               ------------------
Total from investment operations                       1.19
                                               ==================
Net asset value, end of period                        11.19
                                               ==================
Total return (%) 3                                    11.90

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                 6,750
Ratios to average net assets: (%)
 Expenses                                              1.86 4
 Expenses excluding waiver and
  payments by affiliate                                2.36 4
 Net investment loss                                   (.97) 4
Portfolio turnover rate (%)                           52.60

1. Based on average shares outstanding.
2. For the period June 7, 1999 (effective date) to October 31, 1999.
3. Total return does not include sales charges, and is not annualized.
4. Annualized.


FRANKLIN SMALL CAP GROWTH FUND I

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL The fund's investment goal is long-term capital growth.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this fund, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or
(ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The fund generally expects that its portfolio median market cap will significantly exceed the Index's median market cap. The manager may continue to hold an investment for further capital growth opportunities even if the company is no longer small cap. In selecting growth companies, the fund may invest substantially in technology sectors such as electronics, computer software and hardware, telecommunications, internet-related services, and health-care technology.

In addition to its main investments, the fund may invest in equity securities of larger companies. When suitable opportunities are available, the fund may also invest in initial public offerings of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

[Begin callout]
The fund invests primarily in common stocks of small cap U.S. companies. [End callout]

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings, or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Advantages, such as a particular marketing or product niche, proven technology, and industry leadership are all factors the manager believes point to strong long-term growth potential. The manager diversifies the fund's assets across many industries, but from time to time may invest substantially in certain sectors.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

[Begin callout]
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. Because the fund's manager uses an aggressive growth strategy, an investment in the fund involves greater risk and more volatility than an investment in a growth fund investing entirely in proven growth stocks.

TECHNOLOGY COMPANIES Technology and biotechnology industry stocks can be subject to abrupt or erratic price movements. They have historically been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Prices often change collectively without regard to the merits of individual companies.

SMALLER COMPANIES While smaller companies may offer opportunities for capital growth, they also have significant risk. Historically, small cap company securities have been more volatile in price than large company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates, because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the fund, or only in very limited quantities. Thus, when the fund's size is smaller, any gains from IPOs will have an exaggerated impact on the fund's reported performance than when the fund is larger.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

[Insert graphic of a bull and a bear] PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past seven calendar years. The table shows how the fund's average annual total returns compare to those of two broad-based securities market indices. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1

  21.77%     9.22%    42.20%    27.07%    15.78%   -0.02%    97.08%*
    93        94        95        96        97       98        99

                                     YEAR

[Begin callout]
BEST QUARTER:
Q4 '99 59.78%

WORST QUARTER:
Q3 '98 -23.56%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1999

                                                            SINCE
                                                          INCEPTION
                                   1 YEAR      5 YEARS    (2/14/92)
----------------------------------------------------------------------
Franklin Small Cap Growth Fund       85.73%*    31.19%       24.83%
I - Class A 2
S&P 500 Index 3                      21.04%     28.56%       20.23%
Russell 2500 Index 4                 24.14%     19.43%       15.26%

                                                             SINCE
                                                           INCEPTION
                                             1 YEAR        (10/2/95)
----------------------------------------------------------------------
Franklin Small Cap Growth                        92.63%*     27.70%
 Fund I - Class C 2
S&P 500 Index 3                                  21.04%      26.39%
Russell 2500 Index 4                             24.14%      16.23%

*Recently many individual stocks and sectors such as technology have significantly exceeded historical norms; investors should generally not expect such outsized returns to continue.
1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2000, the fund's year-to-date return was 13.71% for Class A.
2. Figures reflect sales charges.
All fund performance assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.
4. Source: Standard & Poor's Micropal. The Russell 2500 Index is an unmanaged group of 2,500 stocks of smaller capitalization companies. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                    CLASS A    CLASS C
----------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         5.75%      1.99%
  Load imposed on purchases          5.75%      1.00%
  Maximum deferred sales charge      None 1     0.99% 2
(load)
Exchange fee                          None       None

Please see "Choosing a Share Class" on page 46 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                    CLASS A    CLASS C
----------------------------------------------------------
Management fees                     0.46%    0.46%
Distribution and service (12b-1)    0.25%    1.00%
fees
Other expenses                      0.23%    0.23%
                                    ======================
Total annual fund operating         0.94%    1.69%
expenses
                                    ======================

1. Except for investments of $1 million or more (see page 46) and purchases by certain retirement plans without an initial sales charge.
2. This is equivalent to a charge of 1% based on net asset value.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

o     You invest $10,000 for the periods shown;
o     Your investment has a 5% return each year; and
o     The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
If you sell your shares at
the end of the period:
CLASS A                        $665 1    $857     $1,065    $1,663
CLASS C                        $368      $627     $1,009    $2,078
If you do not sell your
shares:
CLASS C                        $270      $627     $1,009    $2,078

1. Assumes a contingent deferred sales charge (CDSC) will not apply.


[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $229 billion in assets.

The team responsible for the fund's management is:

EDWARD B. JAMIESON, EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Jamieson has been a manager of the fund since 1992. He joined the Franklin Templeton Group in 1987.

MICHAEL MCCARTHY, VICE PRESIDENT OF ADVISERS
Mr. McCarthy has been a manager of the fund since 1993. He joined the Franklin Templeton Group in 1992.

AIDAN O'CONNELL, PORTFOLIO MANAGER OF ADVISERS
Mr. O'Connell has been a manager of the fund since 1998. Previously, he was a research associate and a corporate finance associate at Hambrecht & Quist.

The fund pays Advisers a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended April 30, 1999, the fund paid 0.46% of its average daily net assets to the manager for its services.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.



                                      SIX MONTHS
                                         ENDED
                                      OCTOBER 31,
CLASS A                                  1999 1                    YEAR ENDED APRIL 30,
---------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)      1999        1998         1997        1996      1995
PER SHARE DATA ($)
Net asset value, beginning of year      24.65          25.93      18.96         19.75       14.90   12.75
                                      -------------- ----------- ------------ ----------- --------- ---------
 Net investment income                    .01            .06        .07           .03         .01     .03
 Net realized and unrealized
 gains (losses)                          6.44          (1.02)      7.92           .04        6.23    3.14
                                      -------------- ----------- ------------ ----------- --------- ---------
Total from investment operations         6.45           (.96)      7.99           .07        6.24    3.17
                                      -------------- ----------- ------------ ----------- --------- ---------
 Distributions from net investment
income                                   -              (.14)      (.09)         (.06)       (.01)   (.02)
 Distributions from net realized
gains                                    -              (.18)      (.93)         (.80)      (1.38)  (1.00)
                                      -------------- ----------- ------------ ----------- --------- ---------
Total distributions                      -              (.32)     (1.02)         (.86)      (1.39)  (1.02)
                                      ============== =========== ============ =========== ========= =========
Net asset value, end of year            31.10          24.65      25.93         18.96       19.75   14.90
                                      ============== =========== ============ =========== ========= =========
Total return (%) 3                      26.17          (3.44)     43.09           .14       44.06   27.05

RATIOS/SUPPLEMENTAL DATA
Net assets, end
of year ($ x 1,000)                   5,754,813     4,251,284    3,957,972    1,071,352   444,912   63,010
Ratios to
average net assets: (%)
 Expenses                                 .91 4         .94         .89           .92         .97     .69
 Expenses excluding waiver and
 payments by affiliate                    .91 4         .94         .89           .92        1.00    1.16
 Net investment income                    .06 4         .30         .32           .10         .09     .25
Portfolio turnover rate (%)             17.18         46.73       42.97         55.27       87.92   104.84

                                         Six Months
                                           Ended
                                         October 31,
Class C                                    1999                       Year ended April 30,
-------------------------------------------------------------------------------------------------
                                        (unaudited)      1999         1998         1997    1996 2

Per share data ($)
Net asset value,
beginning of year                          24.32         25.59        18.78        19.66   17.94
                                      ------------- ------------ ----------- ------------ ---------
 Net investment loss                        (.09)         (.09)        (.02)        (.05)   (.03)
 Net realized and unrealized
 gains (losses)                             6.34         (1.00)        7.76         (.03)   2.71
                                      ------------- ------------ ----------- ------------ ---------
Total from investment operations
                                            6.25         (1.09)        7.74         (.08)   2.68
                                      ------------- ------------ ----------- ------------ ---------
Distributions from net realized
gains                                       -             (.18)        (.93)        (.80)   (.96)
                                      ============= ============ =========== ============ =========
Net asset value, end of year               30.57         24.32        25.59        18.78   19.66
                                      ============= ============ =========== ============ =========
Total return (%) 3                         25.70         (4.08)       42.06         (.65)  15.98

Ratios/supplemental data
Net assets, end
of year ($ x 1,000)                      993,786       764,715      731,707      146,164  24,102
Ratios to
average net assets: (%)
 Expenses                                   1.66 4        1.69         1.64         1.69    1.76 4
 Net investment loss                        (.69) 4       (.44)        (.42)        (.70)   (.69) 4
Portfolio turnover rate (%)                17.18         46.73        42.97        55.27   87.92

1. Based on average shares outstanding.
2. For the period October 1, 1995 (effective date) to April 30, 1996 for
Class C.
3. Total return does not include sales charges, and is not annualized.
4. Annualized.

FRANKLIN SMALL CAP GROWTH FUND II

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES

GOAL  The fund's investment goal is long-term capital growth.

MAIN INVESTMENTS Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this fund, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or
(ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The manager may continue to hold an investment for further capital growth opportunities even if the company is no longer small cap. In selecting growth companies, the fund may invest substantially in technology sectors such as electronics, computer software and hardware, telecommunications, internet-related services, and health-care technology.

In addition to its main investments, the fund may invest in equity securities of larger companies. When suitable opportunities are available, the fund may also invest in initial public offerings of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock, are examples of equity securities.

[Begin callout]
The fund invests primarily in common stocks of small cap U.S. companies. [End callout]

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings, or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Advantages, such as a particular marketing or product niche, proven technology, and industry leadership are all factors the manager believes point to strong long-term growth potential. The manager diversifies the fund's assets across many industries, but from time to time may invest substantially in certain sectors.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS

The fund's main risks can affect the fund's share price, its distributions or income, and therefore, the fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries, or securities markets.

GROWTH STYLE STOCK INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. Because the fund's manager uses an aggressive growth strategy, an investment in the fund involves greater risk and more volatility than an investment in a growth fund investing entirely in proven growth stocks.

[Begin callout]
Because the stocks the fund holds fluctuate in price with market conditions, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

SMALLER COMPANIES While smaller companies may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short-term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates, because of their reliance on credit, and their growth prospects are less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may become quickly obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the fund, or only in very limited quantities. Thus, when the fund's size is smaller, any gains from IPOs will have an exaggerated impact on the fund's reported performance than when the fund is larger.

TECHNOLOGY COMPANIES Technology and biotechnology industry stocks can be subject to abrupt or erratic price movements. They have historically been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Prices often change collectively without regard to the merits of individual companies.

More detailed information about the fund, its policies and risks can be found in the SAI.

[Insert graphic of bull and bear] PERFORMANCE

Because the fund is new, it has no performance history.

[Insert graphic of a percentage sign] FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     CLASS A      CLASS B  CLASS C
--------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         5.75%        4.00%    1.99%
  Load imposed on purchases          5.75%        None     1.00%
  Maximum deferred sales charge      None 1       4.00% 2  0.99% 3
(load)
Exchange fee 4                       $5.00        $5.00    $5.00

Please see "Choosing a Share Class" on page 46 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)5

                                     CLASS A      CLASS B  CLASS C
--------------------------------------------------------------------
Management fees 6                    0.55%        0.55%    0.55%
Distribution and service
(12b-1) fees                         0.35%        1.00%    1.00%
Other expenses                       0.60%        0.60%    0.60%
                                     -------------------------------
Total annual fund operating          1.50%        2.15%    2.15%
expenses 6                           -------------------------------

1. Except for investments of $1 million or more (see page 46)and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.
4. This fee is only for market timers (see page 59).
5. The management fees and distribution and service (12b-1) fees shown are based on the fund's maximum contractual amount. Other expenses are estimated.
6. The manager and administrator have agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that total annual fund operating expenses do not exceed 1.40% for Class A, 2.05% for Class B and 2.05% for Class C for the current fiscal year. After April 30, 2001, the manager and administrator may end this arrangement at any time upon notice to the fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes:

o     You invest $10,000 for the periods shown;
o     Your investment has a 5% return each year; and
o     The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS
--------------------------------------------------
If you sell your shares at
the end of the period:
CLASS A                        $719 1    $1,022
CLASS B                        $618      $  973
CLASS C                        $415      $  766
If you do not sell your
shares:
CLASS B                        $218      $  673
CLASS C                        $316      $  766

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

[Insert graphic of briefcase] MANAGEMENT

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404 is the fund's investment manager. Together, Advisers and its affiliates manage over $229 billion in assets.

The team responsible for the fund's management:

EDWARD B. JAMIESON, EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Jamieson has been a manager of the fund since its inception. He joined the Franklin Templeton Group in 1987.

MICHAEL MCCARTHY, VICE PRESIDENT OF ADVISERS
Mr. McCarthy has been a manager of the fund since its inception. He joined the Franklin Templeton Group in 1992.

AIDAN O'CONNELL, PORTFOLIO MANAGER OF ADVISERS
Mr. O'Connell has been a manager of the fund since its inception. He joined the Franklin Templeton Group in 1998. Previously, he was a research associate and a corporate finance associate at Hambrecht & Quist.

The fund pays Advisers a fee for managing the fund's assets and making its investment decisions. The fee is equal to an annual rate of:

o     0.550% of the value of net assets up to and including $500 million;
o 0.450 of the value of net assets over $500 million up to and including $1 billion;
o 0.400 of the value of net assets over $1 billion up to and including $1.5 billion;
o 0.350 of the value of net assets over $1.5 billion up to and including $6.5 billion;
o 0.325 of the value of net assets over $6.5 billion up to and including $11.5 billion;
o 0.300 of the value of net assets over $11.5 billion up to and including $16.5 billion;
o 0.290 of the value of net assets over $16.5 billion up to and including $19 billion;
o 0.280 of the value of net assets over $19 billion up to and including $21.5 billion;
o     0.270 of the value of net assets in excess of $21.5 billion.

[Insert graphic of dollar
signs and stacks of coins] DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS Each fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of this distribution will vary and there is no guarantee any fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record dates for each fund's distributions will vary. Please keep in mind that if you invest in a fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for a fund's distributions, please call 1-800/DIAL BEN(R).

TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional fund shares or receive them in cash. Any capital gains a fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

[Begin callout]
BACKUP WITHHOLDING
By law, a fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the fund to do so.
 [End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of a fund, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale.

Distributions of ordinary income and capital gains, and gains from the sale or exchange of your fund shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a fund.

YOUR ACCOUNT

[Insert graphic of pencil marking an X] CHOOSING A SHARE CLASS

The Aggressive Growth Fund, California Fund, Large Cap Fund and Small Cap Fund II each offer Class A, B and C shares. The Small Cap Fund I offers Class A and C shares. Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A                 CLASS B                CLASS C
----------------------------------------------------------------------
o Initial sales charge  o No initial sales     o Initial sales
  of 5.75% or less        charge                 charge of 1%

o Deferred sales        o Deferred sales       o Deferred sales
  charge of 1% on         charge of 4% on        charge of 1% on
  purchases of $1         shares you sell        shares you sell
  million or more sold    within the first       within 18 months
  within 12 months        year, declining to
                          1% within six years
                          and eliminated
                          after that

o Lower annual          o Higher annual        o Higher annual
  expenses than Class     expenses than Class    expenses than Class
  B or C due to lower     A (same as Class C)    A (same as Class B)
  distribution fees       due to higher          due to higher
                          distribution fees.     distribution fees.
                          Automatic              No conversion to
                          conversion to Class    Class A shares, so
                          A shares after         annual expenses do
                          eight years,           not decrease.
                          reducing future
                          annual expenses.



SALES CHARGES - CLASS A

                             THE SALES CHARGE
                              MAKES UP THIS %   WHICH EQUALS THIS %
WHEN YOU INVEST THIS AMOUNT   OF THE OFFERING  OF YOUR NET INVESTMENT
                                   PRICE
----------------------------------------------------------------------
Under $50,000                      5.75                 6.10
$50,000 but under $100,000         4.50                 4.71
$100,000 but under $250,000        3.50                 3.63
$250,000 but under $500,000        2.50                 2.56
$500,000 but under $1              2.00                 2.04
million

INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 49), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see page 48).

DISTRIBUTION AND SERVICE (12B-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Aggressive Growth Fund and Large Cap Fund to pay distribution fees of up to 0.35% per year to those who sell and distribute Class A shares and provide other services to shareholders. For the California Fund, Small Cap Fund I and Small Cap Fund II, Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the funds to pay distribution fees of up to 0.25% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES
WITHIN THIS MANY YEARS     THIS % IS DEDUCTED FROM
AFTER BUYING THEM          YOUR PROCEEDS AS A CDSC
1 Year                          4
2 Years                         4
3 Years                         3
4 Years                         3
5 Years                         2
6 Years                         1
7 Years                         0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 48). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We place any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Trust Company 403(b) plans, and Franklin Templeton Trust Company qualified plans with participant or earmarked accounts.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 1% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS C

                          THE SALES
WHEN YOU INVEST THIS      CHARGE MAKES UP  WHICH EQUALS THIS % OF
AMOUNT                    THIS % OF THE    YOUR NET INVESTMENT
                          OFFERING PRICE
-------------------------------------------------------------------
Under $1 million                1.00               1.01

 WE PLACE ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE THERE
      IS NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE LOWER.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see below).

DISTRIBUTION AND SERVICE (12B-1) FEES Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the fund to pay distribution and other fees of up to 0.75% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton Fund (please see page 54 for exchange information).

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in the Franklin Templeton Funds to take advantage of the lower sales charges for large purchases of Class A shares.

[Begin callout]
The FRANKLIN TEMPLETON FUNDS include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.
[End callout]

o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in the Franklin Templeton Funds for purposes of calculating the sales charge. You also may combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts also may be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

    TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE APPROPRIATE SECTION OF YOUR
                             ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying fund shares at a discount.

[Insert graphic of a paper with lines
and someone writing] BUYING SHARES

MINIMUM INVESTMENTS
----------------------------------------------------------------
                                        INITIAL      ADDITIONAL
----------------------------------------------------------------
Regular accounts                        $1,000       $50
----------------------------------------------------------------
Automatic investment plans              $50 ($25     $50 ($25
                                        for an       for an
                                        Education    Education
                                        IRA)         IRA)
----------------------------------------------------------------
UGMA/UTMA accounts                      $100         $50
----------------------------------------------------------------
Retirement accounts                     no minimum   no minimum
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)
----------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                               $250         $50
----------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                $250         $50
----------------------------------------------------------------
Full-time employees, officers,
trustees and directors of Franklin
Templeton entities, and their
immediate family members                $100         $50
----------------------------------------------------------------

 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

Class A shares of the Small Cap Fund I are available only to the following investors:

o Current shareholders who owned Class A shares of Small Cap Fund I as of the close of business on April 30, 2000.
o     Retirement plans: Current and new investors in retirement plans.
o     Wrap programs: Current and new investors in wrap programs.







ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).

BUYING SHARES          OPENING AN ACCOUNT     ADDING TO AN ACCOUNT
[Insert graphic of     Contact your           Contact your
hands shaking]         investment             investment
                       representative         representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE

----------------------------------------------------------------------
[Insert graphic of     Make your check        Make your check
envelope]              payable to the fund.   payable to the fund.
                                              Include your account
BY MAIL                Mail the check and     number on the check.
                       your signed
                       application to         Fill out the deposit
                       Investor Services.     slip from your account
                                              statement. If you do
                                              not have a slip,
                                              include a note with
                                              your name, the fund
                                              name, and your account
                                              number.

                                              Mail the check and
                                              deposit slip or note
                                              to Investor Services.

----------------------------------------------------------------------
[Insert graphic of     Call to receive a      Call to receive a wire
three lightning bolts] wire control number    control number and
                       and wire instructions. wire instructions.
BY WIRE
                       Wire the funds and     To make a same day
1-800/632-2301         mail your signed       wire investment,
(or 1-650/312-2000     application to         please call us by 1:00
collect)               Investor Services.     p.m. Pacific time and
                       Please include the     make sure your wire
                       wire control number    arrives by 3:00 p.m.
                       or your new account
                       number on the
                       application.

                       To make a same day
                       wire investment,
                       please call us by
                       1:00 p.m. Pacific
                       time and make sure
                       your wire arrives by
                       3:00 p.m.

----------------------------------------------------------------------
[Insert graphic of     Call Shareholder       Call Shareholder
two arrows pointing    Services at the        Services at the number
in opposite            number below, or send  below or our automated
directions]            signed written         TeleFACTS system, or
                       instructions. The      send signed written
BY EXCHANGE            TeleFACTS system       instructions.
                       cannot be used to
TeleFACTS(R)           open a new account.    (Please see page 54
1-800/247-1753                                for information on
(around-the-clock      (Please see page 54    exchanges.)
access)                for information on
                       exchanges.)


----------------------------------------------------------------------

             FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                           SACRAMENTO, CA 95899-9983
                        CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 with your application.


AUTOMATIC PAYROLL DEDUCTION You may invest in a fund automatically by transferring money from your paycheck to a fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from a fund in an existing account in the same share class* of the fund or another Franklin Templeton Fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Trust Company retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

RETIREMENT PLANS Franklin Templeton offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

EXCHANGES INTO CLASS A SHARES OF SMALL CAP FUND I FROM OTHER FRANKLIN TEMPLETON FUNDS WILL BE ACCEPTED ONLY TO ADD TO AN EXISTING ACCOUNT AND NOT TO ESTABLISH A NEW ACCOUNT, OTHER THAN A RETIREMENT PLAN ACCOUNT OR INVESTORS IN WRAP PROGRAMS.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page 59).

*Certain Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge. Advisor Class shareholders of another Franklin Templeton Fund also may exchange into Class A without any sales charge. Advisor Class shareholders who exchange their shares for Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application. Please keep in mind that if a systematic withdrawal plan exhausts the Small Cap Fund I - Class A Shares in your account, your account will be closed and you will not be able to buy additional Small Cap Fund I Class A Shares or to reopen your account.

[Insert graphic of a certificate] SELLING SHARES

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply. Please also keep in mind that if you sell all the Class A Shares in your Small Cap Fund I account, your Small Cap Fund I account will be closed and you will not be able to buy additional Small Cap Fund I Class A Shares or to reopen your Small Cap Fund I account.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone or with a simple letter. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.
A notary public CANNOT provide a signature guarantee.
[End callout]

o     you are selling more than $100,000 worth of shares
o     you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Trust Company retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.






SELLING SHARES
                                TO SELL SOME OR ALL OF YOUR SHARES
----------------------------------------------------------------------
[Insert graphic of hands        Contact your investment
shaking]                        representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE

----------------------------------------------------------------------
[Insert graphic of envelope]    Send written instructions and
BY MAIL                         endorsed share certificates (if you
                                hold share certificates) to Investor
                                Services. Corporate, partnership or
                                trust accounts may need to send
                                additional documents.

                                Specify the fund, the account number
                                and the dollar value or number of
                                shares you wish to sell. If you own
                                both Class A and B shares, also
                                specify the class of shares,
                                otherwise we will sell your Class A
                                shares first. Be sure to include all
                                necessary signatures and any
                                additional documents, as well as
                                signature guarantees if required.

                                A check will be mailed to the
                                name(s) and address on the account,
                                or otherwise according to your
                                written instructions.

----------------------------------------------------------------------
[Insert graphic of phone]       As long as your transaction is for
                                $100,000 or less, you do not hold
BY PHONE                        share certificates and you have not
                                changed your address by phone within
1-800/632-2301                  the last 15 days, you can sell your
                                shares by phone.

                                A check will be mailed to the
                                name(s) and address on the account.
                                Written instructions, with a
                                signature guarantee, are required to
                                send the check to another address or
                                to make it payable to another person.

----------------------------------------------------------------------
[Insert graphic of three        You can call or write to have
lightning bolts]                redemption proceeds sent to a bank
                                account.  See the policies above for
BY ELECTRONIC FUNDS TRANSFER    selling shares by mail or phone.
(ACH)
                                Before requesting to have redemption
                                proceeds sent to a bank account,
                                please make sure we have your bank
                                account information on file.  If we
                                do not have this information, you
                                will need to send written
                                instructions with your bank's name
                                and address, a voided check or
                                savings account deposit slip, and a
                                signature guarantee if the ownership
                                of the bank and fund accounts is
                                different.

                                If we receive your request in proper
                                form by 1:00 p.m. Pacific time,
                                proceeds sent by ACH generally will
                                be available within two to three
                                business days.

----------------------------------------------------------------------
[Insert graphic of two arrows   Obtain a current prospectus for the
pointing in opposite            fund you are considering.
directions]
                                Call Shareholder Services at the
BY EXCHANGE                     number below or our automated
                                TeleFACTS system, or send signed
TeleFACTS(R)                      written instructions. See the
1-800/247-1753                  policies above for selling shares by
(around-the-clock               mail or phone.
access)
                                If you hold share certificates, you
                                will need to return them to the fund
                                before your exchange can be
                                processed.
----------------------------------------------------------------------

             FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                           SACRAMENTO, CA 95899-9983
                        CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES

CALCULATING SHARE PRICE Each fund calculates its net asset value per share
(NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

Each fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).
You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The Aggressive Growth Fund, Large Cap Fund and Small Cap Fund II may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5 by Franklin/Templeton Investor Services, Inc., the fund's transfer agent. The California Fund and Small Cap Fund I do not allow investments by market timers. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserve certain rights, including:

o The funds may refuse any order to buy shares, including any purchase under the exchange privilege.
o At any time, the funds may change their investment minimums or waive or lower their minimums for certain purchases.
o The funds may modify or discontinue the exchange privilege on 60 days' notice.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, each fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the funds promptly.

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                    CLASS A       CLASS B   CLASS C
----------------------------------------------------------------------
COMMISSION (%)                     -                4.00       2.00
Investment under $50,000           5.00             -          -
$50,000 but under $100,000         3.75             -          -
$100,000 but under $250,000        2.80             -          -
$250,000 but under $500,000        2.00             -          -
$500,000 but under $1 million      1.60             -          -
$1 million or more                 up to 1.00 1     -          -
12B-1 FEE TO DEALER                0.25 2           0.25 3     1.00 4

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. The Aggressive Growth Fund and Large Cap Fund may each pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Dealers may be eligible to receive up to 0.25% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

[Insert graphic of question mark] QUESTIONS

If you have any questions about the funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                        HOURS (PACIFIC TIME,
DEPARTMENT NAME       TELEPHONE NUMBER  MONDAY THROUGH FRIDAY)
-----------------------------------------------------------------
Shareholder Services  1-800/632-2301    5:30 a.m. to 5:00 p.m.
                                        6:30 a.m. to 2:30 p.m. (Saturday)
Fund Information      1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                      (1-800/342-5236)  6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Services   1-800/527-2020    5:30 a.m. to 5:00 p.m.
Advisor Services      1-800/524-4040    5:30 a.m. to 5:00 p.m.
Institutional         1-800/321-8563    6:00 a.m. to 5:00 p.m.
Services
TDD (hearing          1-800/851-0637    5:30 a.m. to 5:00 p.m.
impaired)







FOR MORE INFORMATION

You can learn more about each fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENTS OF ADDITIONAL INFORMATION (SAIS)

Contains more information about each fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.


FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklintempleton.com

You also can obtain information about each fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.


Investment Company Act file #811-6243                             FSS1 P 05/00






                                    EXHIBIT C


                        ANNUAL REPORT TO SHAREHOLDERS OF
                            FRANKLIN STRATEGIC SERIES
                              DATED APRIL 30, 1999

The Annual Report to shareholders of the Franklin California Growth Fund and Franklin MidCap Growth Fund dated April 30, 1999, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of the instant Edgar filing, the Annual Report of Franklin California Growth Fund and Franklin MidCap Growth Fund dated April 30, 1999, is incorporated herein by reference to the electronic filing made on June 22, 1999, under File No. 33-39088.



                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT





                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY

                  Please detach at perforation before mailing.


PROXY                                                                      PROXY

                    SPECIAL FRANKLIN SHAREHOLDERS' MEETING OF
                               MIDCAP GROWTH FUND
                                  JULY 19, 2000

The undersigned hereby revokes all previous proxies for his shares and appoints Rupert Johnson, Jr., Harmon E. Burns, Deborah R. Gatzek,, Barbara Green, and David P. Goss, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin MidCap Growth Fund (the "MidCap Growth Fund") that the undersigned is entitled to vote at MidCap Growth Fund's Special Shareholders' Meeting to be held at 777 Mariners Island Boulevard, San Mateo, CA 94404 at 1:00 p.m., Pacific time on July 19, 2000, including any adjournment thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THE ATTACHED PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                                Note:  Please sign exactly as
                                                your name appears on the
                                                proxy.  If signing for
                                                estates, trusts or
                                                corporations, title or
                                                capacity should be stated.
                                                If shares are held jointly,
                                                each holder must sign.


                                                ----------------------------
                                                Signature


                                                ----------------------------
                                                Signature


                                                ----------------------------
                                                Date


                            (Please see reverse side)




                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT





                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY




                  Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF MIDCAP GROWTH FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF THE MIDCAP GROWTH FUND PURSUANT TO THE PLAN OF REORGANIZATION WITH CALIFORNIA GROWTH FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.
THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR PROPOSAL 1.

                                          FOR      AGAINST      ABSTAIN
  1.    To approve a Plan of
        Reorganization between            |_|        |_|          |_|
        Franklin MidCap Growth Fund
        ("MidCap Growth Fund") and
        California Growth ("California
        Growth Fund"), that provides
        for the acquisition of
        substantially all of the
        assets of MidCap Growth Fund
        in exchange for Class A shares
        of California Growth Fund, the
        distribution of such shares to
        the shareholders of MidCap
        Growth Fund, and the
        dissolution of MidCap Growth
        Fund (the "Reorganization").

                                         GRANT   WITHHOLD     ABSTAIN
2.      To grant the proxyholders the
        authority to vote upon any        |_|        |_|          |_|
        other business which may
        legally come before the
        Meeting or any adjournment
        thereof.




            IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY. . . TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.



Part B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                         FRANKLIN CALIFORNIA GROWTH FUND
                              DATED MAY [__], 2000


                                 Acquisition of
                                  the Assets of
                          FRANKLIN MIDCAP GROWTH FUND,
                      a series of Franklin Strategic Series


                      By and in exchange for shares of the
                        FRANKLIN CALIFORNIA GROWTH FUND,
                   also a series of Franklin Strategic Series

     This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Franklin MidCap Growth Fund for Class A shares of Franklin California Growth Fund.

     This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

            1. Statement of Additional Information of Franklin California Growth Fund and Franklin MidCap Growth Fund dated September 1, 1999, as amended January 1, 2000, and as supplemented February 16, 2000.

            2. Annual Report of Franklin California Growth Fund and Franklin MidCap Growth Fund for the fiscal year ended April 30, 1999.

            3. Semiannual Report of Franklin California Growth Fund and Franklin MidCap Growth Fund for the six months ended October 31, 1999.

     This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated May [_], 2000, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Franklin California Growth Fund, 777 Mariners Island Boulevard, P.O. Box 7777, San Mateo, CA 94403-7777.


The Statement of Additional Information of Franklin California Growth Fund and Franklin MidCap Growth Fund dated September 1, 1999, as amended January 1, 2000, and as supplemented February 16, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant Edgar filing, the Statement of Additional Information of Franklin California Growth Fund and Franklin MidCap Growth Fund dated September 1, 1999, as amended January 1, 2000, and as supplemented February 16, 2000, is incorporated herein by reference to the electronic filings made on December 20, 1999, January 28, 2000, and February 16, 2000, under File No. 33-39088.


The Annual Report to shareholders of the Franklin California Growth Fund and Franklin MidCap Growth Fund dated April 30, 1999, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant Edgar filing, the Annual Report of Franklin California Growth Fund and Franklin MidCap Growth Fund dated April 30, 1999, is incorporated herein by reference to the electronic filing made on June 22, 1999, under File No. 33-39088.


The Semiannual Report of Franklin California Growth Fund and Franklin MidCap Growth Fund dated April 30, 1999, is part of this SAI and will be provided to all shareholders requesting this SAI.. For purposes of the instant Edgar filing, the Semiannual Report of Franklin California Growth Fund and Franklin MidCap Growth Fund dated April 30, 1999, is incorporated herein by reference to the electronic filing made on January 6, 2000, under File No. 33-39088.



                            FRANKLIN STRATEGIC SERIES
                              FILE NOS. 33-39088 &
                                    811-6243

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16 EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 12(a), 14(a), 16(a) and 16(b):

      (1)   Copies of the charter of the Registrant as now in effect;

            (a) Agreement and Declaration of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (b)     Certificate of Trust dated January 22, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (c) Certificate of Amendment to the Certificate of Trust dated November 19, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (d) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (e) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

      (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

            (a)     Amended and Restated By-Laws as of April 25, 1991
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (b)     Amendment to By-Laws dated October 27, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

            (a) The Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (a) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (b) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (c) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (d) Amended and Restated Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (e) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc., dated February 13, 1996
                    Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (f) Management Agreement between the Registrant, on behalf of Franklin Institutional MidCap Growth Fund (now known as Franklin MidCap Growth Fund), and Franklin Advisers, Inc., dated January 1, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 27, 1996

            (g) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (h) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (i) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 6, 1996

            (j) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
                    Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 22, 1997

            (k) Investment Advisory Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Advisers, Inc. dated February 18, 1999
                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

            (l) Investment Advisory Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (m) Investment Advisory Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Advisers, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

             (n) Form of Investment Advisory Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Advisers, Inc.
                    Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: February 16, 2000

             (o) Form of Investment Advisory Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Advisers, Inc.
                    Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: February 16, 2000

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (a) Amended and Restated Distribution Agreement between the Registrant, on behalf of all Series except Franklin Strategic Income Fund, and Franklin/Templeton
                    Distributors, Inc., dated April 23, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (b) Amended and Restated Distribution Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated March 29, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (c) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated March 1, 1998
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (d) Amendment of Amended and Restated Distribution Agreement between the Registrant on behalf of Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc. dated January 12, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (e) Amendment of Amended and Restated Distribution Agreement between the Registrant on behalf of all series except Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc. dated January 12, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

            Not Applicable

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

            (a) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (b) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 14, 1996

            (c) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (d) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (e) Foreign Custody Manager Agreement between the Registrant and Bank of New York dated February 27, 1998
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (f)      Amendment dated September 16, 1999 to Exhibit A of the
                    Master Custody Agreement
                    Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: January 28, 2000

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

            (a) Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (b) Distribution Plan between the Registrant, on behalf of Franklin Global Utilities Fund - Class II, and Franklin/Templeton Distributors, Inc., dated March 30, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (c) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (d) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
                    Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 1, 1995

            (e) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin MidCap Growth Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (f) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (g) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 29, 1995
                    Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 7, 1996

            (h) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
                    Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 13, 1998

            (i) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund
                    - Class II and Franklin Global Health Care Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 3, 1996
                    Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 29, 1997

            (j) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Strategic Income Fund - Class II, and Franklin/Templeton Distributors, Inc. dated February 26, 1998
                    Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing date: April 21, 1998

            (k) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund
                    - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (l) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Health Care Fund
                    - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (m) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Global Utilities Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (n) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund - Class B, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (o) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated April 15, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (p) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund - Class A, and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (q) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund
                    - Class A, and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (r) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund
                    - Class B, and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (s) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund
                    - Class B, and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (t) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Growth Fund - Class C, and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (u) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Aggressive Growth Fund
                    - Class C, and Franklin/Templeton Distributors, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (v) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Blue Chip Fund - Class B, and Franklin/Templeton Distributors, Inc.
                    Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: January 28, 2000

           (w) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Blue Chip Fund - Class C, and Franklin/Templeton Distributors, Inc.
                    Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: January 28, 2000

            (x) Multiple Class Plan for Franklin Global Utilities Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (y) Multiple Class Plan for Franklin California Growth Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (z) Multiple Class Plan for Franklin Global Health Care Fund dated April 16, 1998
                    Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (aa) Multiple Class Plan for Franklin Small Cap Growth Fund dated June 18, 1996
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 11, 1996

            (bb) Multiple Class Plan for Franklin Natural Resources Fund dated June 18, 1996
                    Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 11, 1996

            (cc) Multiple Class Plan for Franklin Strategic Income Fund dated February 18, 1999
                    Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 24, 1999

            (dd) Multiple Class Plan for Franklin Large Cap Growth Fund dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (ee) Multiple Class Plan for Franklin Aggressive Growth Fund dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (ff)    Form of Multiple Class Plan for Franklin Blue Chip Fund
                    Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: January 28, 2000

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

            (a)     Opinion and consent of counsel dated March 8, 1999

                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

            (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

            (a) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.
                    Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: December 23, 1998

            (b) Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, Inc., dated July 15, 1997
                    Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: August 22, 1997

            (c) Fund Administration Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Services, Inc. dated February 18, 1999
                    Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: March 11, 1999

            (d) Fund Administration Agreement between the Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Templeton Services, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

            (e) Fund Administration Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Templeton Services, Inc. dated May 18, 1999
                    Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: June 25, 1999

             (f) Form of Fund Administration Agreement between the Registrant, on behalf of Franklin Technology Fund, and Franklin Advisers, Inc.
                    Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: February 16, 2000

             (g) Form of Fund Administration Agreement between the Registrant, on behalf of Franklin Small Cap Growth Fund II, and Franklin Advisers, Inc.
                    Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: February 16, 2000

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;


      (15)  all financial statements omitted pursuant to Items 14(a)(1);

            Not Applicable

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

            (a)     Power of Attorney for Franklin Strategic Series dated [
                    ], 2000
                    Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: January 28, 2000

             (b)    Certificate of Secretary dated [      ], 2000
                    Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
                    File No. 33-39088
                    Filing Date: January 28, 2000

      (17)  Any additional exhibits which the registrant may wish to file.

            Not Applicable

ITEM 17     UNDERTAKINGS

            (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed top be the initial bona fide offering of them.



                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 20th day of April, 2000.

                                          FRANKLIN STRATEGIC SERIES
                                          (Registrant)

                                          By:   RUPERT H. JOHNSON, JR.*
                                                Rupert H. Johnson, Jr.
                                                President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*                 Principal Executive Officer
Rupert H. Johnson, Jr.                  and Trustee
                                        Dated: April 20, 2000

MARTIN L. FLANAGAN*                     Principal Financial Officer
Martin L. Flanagan                      Dated: April 20, 2000

KIMBERLEY H. MONASTERIO*                Principal Accounting Officer
Kimberley H. Monasterio                 Dated: April 20, 2000

FRANK H. ABBOTT, III*                   Trustee
Frank H. Abbott, III                    Dated: April 20, 2000

HARRIS J. ASHTON*                       Trustee
Harris J. Ashton                        Dated: April 20, 2000

HARMON E. BURNS*                        Trustee
Harmon E. Burns                         Dated: April 20, 2000

S. JOSEPH FORTUNATO*                    Trustee
S. Joseph Fortunato                     Dated: April 20, 2000

EDITH E. HOLIDAY*                       Trustee
Edith E. Holiday                        Dated: April 20, 2000

CHARLES B. JOHNSON*                     Trustee
Charles B. Johnson                      Dated: April 20, 2000

FRANK W.T. LAHAYE*                      Trustee
Frank W.T. LaHaye                       Dated: April 20, 2000

GORDON S. MACKLIN*                      Trustee
Gordon S. Macklin                       Dated: April 20, 2000


By:
      David Goss
      Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)



                            FRANKLIN STRATEGIC SERIES
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.           DESCRIPTION

EX-99.(12)(a)         Form of Opinion and Consent of Counsel Supporting Tax
                      Matters and Consequences to Shareholders

EX-99.(14)(a)         Consent of Auditors, PricewaterhouseCoopers LLP

EX-99.(16)(a)         Power of Attorney for Franklin Strategic Series

EX-99.(16)(b)         Certificate of Secretary for Franklin Strategic Series